Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (4.8%)
	Commonwealth Bank of Australia	3,324,177	243,689
	BHP Group Ltd.	5,517,870	216,735
	CSL Ltd.	854,245	181,861
	Westpac Banking Corp.	6,870,625	123,413
	National Australia Bank Ltd.	6,179,544	117,842
	Australia & New Zealand Banking Group Ltd.	5,330,637	108,524
	Wesfarmers Ltd.	2,123,131	95,725
	Macquarie Group Ltd.	613,298	70,817
	Rio Tinto Ltd.	695,135	68,130
	Woolworths Group Ltd.	2,376,502	67,983
	Goodman Group	3,398,833	56,530
	Fortescue Metals Group Ltd.	2,977,754	54,411
	Transurban Group	5,125,045	54,058
	Aristocrat Leisure Ltd.	1,195,953	36,650
	Amcor plc GDR	2,887,469	33,495
	Coles Group Ltd.	2,379,812	30,627
*	Afterpay Ltd.	418,154	29,723
	Newcrest Mining Ltd.	1,528,239	29,537
	Woodside Petroleum Ltd.	1,802,140	28,950
	James Hardie Industries plc GDR	831,462	28,052
	Sonic Healthcare Ltd.	894,756	26,437
*	Xero Ltd.	233,036	24,178
	Brambles Ltd.	2,725,797	23,337
	Cochlear Ltd.	123,435	22,332
	QBE Insurance Group Ltd.	2,761,948	22,134
	Telstra Corp. Ltd.	7,812,507	21,761
	ASX Ltd.	363,317	20,582
	Suncorp Group Ltd.	2,409,772	20,466
	South32 Ltd.	8,850,667	19,394
	Scentre Group	9,726,165	18,570
	BlueScope Steel Ltd.	944,363	16,747
	Insurance Australia Group Ltd.	4,632,090	16,519
	Northern Star Resources Ltd.	2,131,805	15,884
	Santos Ltd.	3,316,309	15,649
	Mirvac Group	7,383,222	15,497
	APA Group	2,207,330	15,489
	Ramsay Health Care Ltd.	327,126	15,471
	Dexus	2,023,557	15,286
	Stockland	4,479,195	14,486
	Tabcorp Holdings Ltd.	3,901,601	14,241
*	Sydney Airport	2,473,332	14,232
	SEEK Ltd.	653,127	14,128

		Shares	Market Value ($000)
	Medibank Pvt Ltd.	5,417,931	13,214
	GPT Group	3,660,732	12,552
	Treasury Wine Estates Ltd.	1,358,751	11,919
	Mineral Resources Ltd.	256,762	11,880
	Computershare Ltd. (XASX)	1,012,497	11,641
	Lendlease Corp. Ltd.	1,291,158	11,589
*	Endeavour Group Ltd.	2,365,023	11,507
	Oil Search Ltd.	4,098,322	11,455
	REA Group Ltd.	93,804	11,174
	Origin Energy Ltd.	3,458,234	10,448
	Charter Hall Group	872,091	10,421
	OZ Minerals Ltd.	604,615	10,251
	Aurizon Holdings Ltd.	3,522,966	9,998
	Domino's Pizza Enterprises Ltd.	112,890	9,713
	Evolution Mining Ltd.	3,189,157	9,699
	Magellan Financial Group Ltd.	258,145	9,314
	Ampol Ltd.	446,651	9,298
	Reece Ltd.	491,483	8,526
*	Boral Ltd.	1,605,780	8,487
	ALS Ltd.	893,280	8,389
	Atlas Arteria Ltd.	1,795,569	8,295
	Vicinity Centres	7,073,858	8,083
*	NEXTDC Ltd.	851,446	8,004
	IGO Ltd.	1,155,673	7,885
	Bank of Queensland Ltd.	1,177,828	7,807
	Bendigo & Adelaide Bank Ltd.	1,016,385	7,716
	JB Hi-Fi Ltd.	212,121	7,491
	Incitec Pivot Ltd.	3,638,267	7,172
	Orica Ltd.	768,979	7,014
	Ansell Ltd.	239,453	6,924
	carsales.com Ltd.	399,681	6,445
	AGL Energy Ltd.	1,163,356	6,161
	Qube Holdings Ltd.	2,723,174	5,868
	Alumina Ltd.	4,768,412	5,848
	Iluka Resources Ltd.	779,446	5,682
	Metcash Ltd.	1,912,385	5,662
	IDP Education Ltd.	261,649	5,422
	Challenger Ltd.	1,258,021	5,265
	Downer EDI Ltd.	1,301,549	5,064
	Altium Ltd.	202,579	5,059
	Worley Ltd.	601,287	4,937
	AMP Ltd.	6,415,414	4,915
	Cleanaway Waste Management Ltd.	2,530,104	4,741
	AusNet Services Ltd.	3,465,106	4,634
	Harvey Norman Holdings Ltd.	1,107,537	4,626
*	Qantas Airways Ltd.	1,345,682	4,536
	Seven Group Holdings Ltd.	262,100	4,495
	Orora Ltd.	1,673,463	4,435
[1]	Washington H Soul Pattinson & Co. Ltd.	170,923	4,115
*	Crown Resorts Ltd.	642,136	4,074
*	Star Entertainment Grp Ltd.	1,593,026	4,015
	Sims Ltd.	307,221	3,714
	CSR Ltd.	897,918	3,683
	IOOF Holdings Ltd.	1,183,748	3,641
	Shopping Centres Australasia Property Group	2,002,391	3,614
	WiseTech Global Ltd.	155,771	3,533
	TPG Telecom Ltd.	658,479	3,005
*	Flight Centre Travel Group Ltd.	266,407	2,946

		Shares	Market Value ($000)
	Beach Energy Ltd.	3,240,394	2,850
	Perpetual Ltd.	101,810	2,814
[1]	CIMIC Group Ltd.	179,268	2,718
	Deterra Royalties Ltd.	756,601	2,599
*	Whitehaven Coal Ltd.	1,571,637	2,562
	Adbri Ltd.	804,581	2,096
*	Nufarm Ltd.	565,253	1,793
	Platinum Asset Management Ltd.	558,365	1,682
	Appen Ltd.	200,086	1,677
*	Domain Holdings Australia Ltd.	405,175	1,453
*,2	Bgp Holdings plc	3,738,510	14
			2,519,831
Austria (0.1%)
	Erste Group Bank AG	531,284	20,587
	OMV AG	266,512	14,390
	Verbund AG	123,860	11,425
	voestalpine AG	215,302	9,498
	ANDRITZ AG	146,137	8,046
	Raiffeisen Bank International AG	237,000	5,604
*	Telekom Austria AG Class A	249,495	2,126
			71,676
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,566,706	98,878
	KBC Group NV	513,927	41,383
*	Argenx SE	95,427	29,141
	UCB SA	225,711	24,412
	Umicore SA	383,320	23,791
	Groupe Bruxelles Lambert SA	197,408	22,968
	Ageas SA	332,989	17,584
	Solvay SA	129,295	17,268
	Sofina SA	28,505	13,366
	Warehouses De Pauw CVA	259,499	11,161
[1]	Elia Group SA	65,286	7,716
	Ackermans & van Haaren NV	41,601	7,169
	Etablissements Franz Colruyt NV	96,196	5,470
	Proximus SADP	261,670	5,377
	Telenet Group Holding NV	82,754	3,106
			328,790
Brazil (1.7%)
	Vale SA	4,827,664	100,813
	Vale SA Class B ADR	2,679,680	56,327
	Itau Unibanco Holding SA ADR	6,163,038	35,561
	B3 SA - Brasil Bolsa Balcao	11,406,954	33,400
	Petroleo Brasileiro SA ADR	3,036,130	31,151
	Banco Bradesco SA ADR	6,079,937	28,393
	Petroleo Brasileiro SA Preference Shares	5,199,977	26,867
	Petroleo Brasileiro SA	4,087,311	21,581
	Magazine Luiza SA	5,443,892	21,532
	Itau Unibanco Holding SA Preference Shares	3,311,082	19,263
	Weg SA	2,765,384	18,961
*	Natura & Co. Holding SA	1,785,588	18,428
	Itausa SA Preference Shares	8,401,892	18,019
	Notre Dame Intermedica Participacoes SA	970,340	14,905
	Banco Bradesco SA Preference Shares	3,139,430	14,617
	Ambev SA	4,465,493	14,267
*	Suzano SA	1,358,914	14,108
	Localiza Rent a Car SA	1,106,264	13,201

		Shares	Market Value ($000)
	Cosan SA	2,689,908	13,196
	Petrobras Distribuidora SA	2,171,717	11,813
	Ambev SA ADR	3,678,000	11,659
	Lojas Renner SA	1,465,713	11,623
	Petroleo Brasileiro SA ADR (XNYS)	1,060,141	11,312
	Banco BTG Pactual SA (BVMF)	1,898,652	10,667
	JBS SA	1,728,405	10,636
	Raia Drogasil SA	1,995,400	9,670
	Banco Do Brasil SA	1,592,281	9,670
*	Rumo SA	2,329,858	9,242
	Banco Bradesco SA	2,296,957	9,107
	Centrais Eletricas Brasileiras SA	1,125,588	8,699
	Equatorial Energia SA	1,682,390	7,817
*	Americanas SA	784,776	7,398
[3]	Banco Inter SA Preference Shares	1,587,095	7,274
*	Via Varejo SA	2,901,688	7,014
*	Klabin SA	1,481,380	6,957
*	BRF SA	1,351,832	6,650
[3]	Hapvida Participacoes e Investimentos SA	2,355,713	6,436
	Gerdau SA ADR	1,075,219	6,376
	Gerdau SA Preference Shares	1,073,780	6,350
	Totvs SA	898,958	6,103
	Bradespar SA Preference Shares	415,900	5,906
*	Eneva SA	1,799,400	5,687
	Cia Siderurgica Nacional SA	621,180	5,576
[3]	Rede D'Or Sao Luiz SA	403,222	5,342
	Banco Santander Brasil SA	675,615	5,259
	CCR SA	2,071,033	5,169
	Cia Siderurgica Nacional SA ADR	577,080	5,136
	BB Seguridade Participacoes SA	1,250,260	5,130
	Ultrapar Participacoes SA	1,505,252	5,110
	Hypera SA	736,559	5,042
	Telefonica Brasil SA	593,295	4,694
	Sul America SA	751,212	4,317
	Centrais Eletricas Brasileiras SA Preference Shares	547,776	4,265
	Cia de Saneamento Basico do Estado de Sao Paulo	625,885	4,261
*	Azul SA Preference Shares	511,526	3,821
	Energisa SA	464,724	3,815
[3]	Locaweb Servicos de Internet SA	797,200	3,813
	Metalurgica Gerdau SA Preference Shares	1,333,000	3,647
*	Alpargatas SA Preference Shares	367,300	3,629
	Banco Inter SA	798,141	3,614
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	848,800	3,352
	Cia de Locacao das Americas	621,100	3,242
	Sendas Distribuidora SA	190,242	3,166
	YDUQS Part	557,692	3,026
*	BR Malls Participacoes SA	1,556,578	2,998
	Transmissora Alianca de Energia Eletrica SA	400,996	2,926
	TIM SA	1,342,230	2,917
	Cia Energetica de Minas Gerais Preference Shares	1,188,626	2,725
	Marfrig Global Foods SA	697,700	2,627
*	Braskem SA Preference Shares	224,200	2,486
	Engie Brasil Energia SA	323,610	2,357
*	Cogna Educacao	3,361,881	2,350
	Lojas Americanas SA Preference Shares (BVMF)	1,697,485	2,311
	Irb Brasil Resseguros S/A	2,070,819	2,258
	Itau Unibanco Holding SA	428,196	2,258
	Multiplan Empreendimentos Imobiliarios SA	487,917	2,187

		Shares	Market Value ($000)
	Duratex SA	511,200	2,162
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	516,200	2,066
	Fleury SA	426,218	1,912
	Telefonica Brasil SA ADR	232,429	1,855
	Sao Martinho SA	300,200	1,848
	Sendas Distribuidora SA ADR	107,761	1,774
	Atacadao SA	481,012	1,754
	Porto Seguro SA	168,812	1,674
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	361,196	1,673
	CPFL Energia SA	340,900	1,657
	Cia de Saneamento do Parana	441,100	1,648
	Qualicorp Consultoria e Corretora de Seguros SA	326,732	1,615
	EDP - Energias do Brasil SA	473,769	1,558
	Cia Paranaense de Energia ADR	273,148	1,557
	Cia Energetica de Sao Paulo Preference Shares	344,200	1,541
	Cia Energetica de Minas Gerais	503,415	1,421
	Cia Energetica de Minas Gerais ADR	628,958	1,409
*	Braskem SA ADR	62,935	1,396
	Cielo SA	2,133,076	1,384
	Neoenergia SA	408,400	1,363
	M Dias Branco SA	222,386	1,331
	Grendene SA	625,200	1,324
	Aliansce Sonae Shopping Centers SA	234,100	1,270
	Usinas Siderurgicas de Minas Gerais SA Usiminas	312,400	1,259
	Cia Paranaense de Energia Preference Shares	1,051,600	1,236
	Odontoprev SA	486,800	1,215
	Cia Brasileira de Distribuicao	185,342	1,104
*	Grupo Mateus SA	724,600	998
	Ez Tec Empreendimentos e Participacoes SA	184,500	974
	Cia Brasileira de Distribuicao ADR	127,955	774
	Lojas Americanas SA (BVMF)	583,889	740
*	BRF SA ADR	133,815	653
	Cia Paranaense de Energia	527,080	581
	Guararapes Confeccoes SA	164,900	558
	TIM SA ADR	31,251	341
			881,107
Canada (6.0%)
*	Shopify Inc. Class A	206,826	310,504
	Royal Bank of Canada	2,672,659	270,308
	Toronto-Dominion Bank	3,417,386	227,214
	Enbridge Inc.	3,776,763	148,879
	Bank of Nova Scotia	2,285,776	142,669
	Brookfield Asset Management Inc. Class A	2,593,260	139,994
[1]	Bank of Montreal	1,225,605	121,352
	Canadian National Railway Co.	1,108,237	120,417
[1]	Canadian Imperial Bank of Commerce	831,392	96,674
	Canadian Pacific Railway Ltd.	1,248,244	92,688
	TC Energy Corp.	1,832,316	89,325
	Canadian Natural Resources Ltd.	2,175,167	71,779
	Manulife Financial Corp.	3,637,914	70,332
	Nutrien Ltd.	1,067,722	63,485
	Waste Connections Inc.	490,308	62,114
	Alimentation Couche-Tard Inc. Class B	1,501,324	60,517
	Constellation Software Inc.	35,729	57,231
	Sun Life Financial Inc.	1,097,822	57,179
	Franco-Nevada Corp.	355,698	56,893
	Suncor Energy Inc.	2,822,556	55,564
	Barrick Gold Corp. (XLON)	2,265,155	49,312

		Shares	Market Value ($000)
	National Bank of Canada	629,951	48,216
	Magna International Inc.	525,386	44,049
	Fortis Inc. (XTSE)	878,599	39,845
	Wheaton Precious Metals Corp.	842,277	38,907
	Restaurant Brands International Inc. (XTSE)	567,068	38,689
*	CGI Inc.	412,110	37,488
	Intact Financial Corp.	266,801	36,355
[1]	Pembina Pipeline Corp.	1,030,403	34,060
	Rogers Communications Inc. Class B	655,715	33,469
	Thomson Reuters Corp.	315,029	33,382
[1]	Power Corp. of Canada	1,016,759	32,452
	Agnico Eagle Mines Ltd.	456,267	29,517
	BCE Inc.	564,395	28,170
	Dollarama Inc.	550,737	25,934
	Metro Inc.	460,048	23,858
	Shaw Communications Inc. Class B	801,114	23,399
	Barrick Gold Corp.	1,025,962	22,223
	Fairfax Financial Holdings Ltd.	48,948	20,619
	Loblaw Cos. Ltd.	303,844	20,555
*	Teck Resources Ltd. Class B	866,695	19,785
	Cenovus Energy Inc.	2,358,527	19,680
	TELUS Corp.	810,473	18,001
*	Bausch Health Cos. Inc.	584,467	17,099
	Canadian Tire Corp. Ltd. Class A	106,102	16,324
	Great-West Lifeco Inc.	505,424	15,208
[3]	Hydro One Ltd.	589,223	14,546
	George Weston Ltd.	137,722	14,282
	Saputo Inc.	447,966	12,926
	Imperial Oil Ltd.	418,667	11,470
*	Canopy Growth Corp.	450,491	8,533
*	Shopify Inc. Class A (XTSE)	4,540	6,810
	Canadian Utilities Ltd. Class A	226,035	6,622
	IGM Financial Inc.	149,578	5,279
	Enbridge Inc. (XTSE)	30,400	1,196
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	17,196	931
	Barrick Gold Corp. (XTSE)	23,670	515
			3,164,824
Chile (0.1%)
	Empresas COPEC SA	910,081	7,855
	Banco De Chile	80,849,418	7,404
	Falabella SA	1,466,550	5,701
	Sociedad Quimica y Minera de Chile SA ADR	115,996	5,510
	Empresas CMPC SA	2,251,918	4,867
	Cencosud SA	2,474,211	4,487
	Banco Santander Chile ADR	226,501	4,426
	Banco de Credito e Inversiones SA	87,394	3,605
	Cia Cervecerias Unidas SA	265,864	2,872
	Enel Americas SA ADR	390,450	2,671
	Cia Sud Americana de Vapores SA	32,821,680	2,577
	Enel Americas SA	17,568,281	2,442
	CAP SA	134,720	2,334
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	47,596	2,274
	Colbun SA	13,117,670	1,919
	Embotelladora Andina SA Preference Shares	687,024	1,643
	Enel Chile SA	30,780,956	1,598
*	Parque Arauco SA	1,239,205	1,569
	Cencosud Shopping SA	876,636	1,350
	Banco Santander Chile SA	25,843,539	1,275

		Shares	Market Value ($000)
	Empresa Nacional de Telecomunicaciones SA	248,092	1,194
	Aguas Andinas SA Class A	5,127,848	1,043
	AES Andes SA	6,275,836	806
*	Itau CorpBanca Chile SA	307,847,806	787
	Plaza SA	540,607	775
	Enel Chile SA ADR	291,605	758
	Engie Energia Chile SA	890,656	697
			74,439
China (9.6%)
	Tencent Holdings Ltd.	11,241,704	677,966
*	Alibaba Group Holding Ltd.	26,680,440	651,610
*,3	Meituan Class B	7,303,218	202,090
	China Construction Bank Corp. Class H	169,280,517	117,911
*	NIO Inc. ADR	2,426,360	108,410
	Ping An Insurance Group Co. of China Ltd. Class H	10,752,862	94,097
*,3	Wuxi Biologics Cayman Inc.	6,140,612	93,793
*	Baidu Inc. ADR	517,862	84,935
	Industrial & Commercial Bank of China Ltd. Class H	150,037,655	83,315
*,3	Xiaomi Corp. Class B	24,785,168	81,178
*	JD.com Inc. ADR	1,138,914	80,726
*	Pinduoduo Inc. ADR	694,874	63,657
	China Merchants Bank Co. Ltd. Class H	7,460,841	56,759
	NetEase Inc. ADR	543,407	55,542
	Bank of China Ltd. Class H	147,540,284	51,269
	ANTA Sports Products Ltd.	2,118,673	46,126
	BYD Co. Ltd. Class H	1,469,655	45,425
	Kweichow Moutai Co. Ltd. Class A	164,125	42,748
	Li Ning Co. Ltd.	4,023,628	42,495
*	Bilibili Inc. ADR	472,494	40,436
*	XPeng Inc. ADR	927,792	37,603
	Sunny Optical Technology Group Co. Ltd.	1,221,418	37,084
	Geely Automobile Holdings Ltd.	9,918,097	33,269
	Shenzhou International Group Holdings Ltd.	1,417,549	31,460
*	China Mengniu Dairy Co. Ltd.	5,785,504	31,412
	ENN Energy Holdings Ltd.	1,425,118	29,740
	Great Wall Motor Co. Ltd. Class H	5,921,192	28,609
*	Li Auto Inc. ADR	855,569	28,567
*	Trip.com Group Ltd. ADR	976,820	25,329
*,3	Innovent Biologics Inc.	2,462,847	25,218
	China Life Insurance Co. Ltd. Class H	14,409,183	24,016
	China Petroleum and Chemical Corp. (Sinopec) Class H	49,692,731	22,723
	China Resources Beer Holdings Co. Ltd.	2,961,630	22,207
	CSPC Pharmaceutical Group Ltd.	15,740,869	21,248
	Country Garden Services Holdings Co. Ltd.	2,601,701	21,126
	Agricultural Bank of China Class H	61,464,835	20,497
*	Huazhu Group Ltd. ADR	397,585	17,883
	Wuliangye Yibin Co. Ltd. Class A	507,408	17,413
	China Gas Holdings Ltd.	5,637,792	17,358
	China Resources Land Ltd.	5,163,316	17,255
	China Merchants Bank Co. Ltd. Class A	2,323,151	16,769
	PetroChina Co. Ltd. Class H	38,938,969	16,266
[3]	Longfor Group Holdings Ltd.	3,452,835	16,049
	Xinyi Solar Holdings Ltd.	7,888,220	15,889
*	Zai Lab Ltd. ADR	108,211	15,648
	Sino Biopharmaceutical Ltd.	18,283,718	15,532
	Ping An Insurance Group Co. of China Ltd. Class A	1,843,750	15,358
	Zijin Mining Group Co. Ltd. Class H	10,646,882	15,099
	China Overseas Land & Investment Ltd.	7,193,129	15,076

		Shares	Market Value ($000)
*	Kingdee International Software Group Co. Ltd.	4,802,303	14,998
	China Pacific Insurance Group Co. Ltd. Class H	5,172,825	14,567
	Haier Smart Home Co. Ltd. Class H	4,220,301	14,474
[3]	Smoore International Holdings Ltd.	3,283,350	14,157
*	Alibaba Health Information Technology Ltd.	8,852,719	13,798
	Country Garden Holdings Co.	14,076,793	13,762
*	Vipshop Holdings Ltd. ADR	821,452	13,661
	China Shenhua Energy Co. Ltd. Class H	6,908,860	13,073
*	GDS Holdings Ltd. ADR	212,797	12,547
	WuXi AppTec Co. Ltd. Class A	533,721	12,447
*	Sunac China Holdings Ltd.	4,650,127	12,066
	China Longyuan Power Group Corp. Ltd. Class H	6,338,086	11,869
[3]	China Tower Corp. Ltd. Class H	87,645,053	11,627
	Anhui Conch Cement Co. Ltd. Class H	2,417,937	11,565
*	Tencent Music Entertainment Group ADR	1,089,210	11,513
[3]	Postal Savings Bank of China Co. Ltd. Class H	17,602,351	11,370
	China Conch Venture Holdings Ltd.	3,065,915	11,178
	Zhongsheng Group Holdings Ltd.	1,189,104	10,959
	CITIC Securities Co. Ltd. Class H	4,586,793	10,215
	PICC Property & Casualty Co. Ltd. Class H	12,644,470	10,214
	China Resources Gas Group Ltd.	1,654,189	10,198
	China Vanke Co. Ltd. Class H	3,856,539	10,047
	Citic Pacific Ltd.	9,254,697	9,996
	BYD Co. Ltd. Class A	240,700	9,950
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,047,566	9,601
	China Tourism Group Duty Free Corp. Ltd. Class A	255,462	9,555
*	KE Holdings Inc. ADR	433,319	9,529
	LONGi Green Energy Technology Co. Ltd. Class A	706,300	9,441
[3]	China Feihe Ltd.	4,899,745	9,420
*,1	COSCO SHIPPING Holdings Co. Ltd. Class H	6,242,991	9,418
	Contemporary Amperex Technology Co. Ltd. Class A	108,997	9,354
	Bank of Communications Ltd. Class H	15,975,099	9,241
	Ganfeng Lithium Co. Ltd. Class A	297,200	9,013
	China CITIC Bank Corp. Ltd. Class H	18,443,749	8,254
	Weichai Power Co. Ltd. Class H	3,758,334	8,222
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	1,268,765	8,078
	Hengan International Group Co. Ltd.	1,324,793	7,858
	China National Building Material Co. Ltd. Class H	7,247,670	7,850
*	Lufax Holding Ltd. ADR	1,035,583	7,767
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,325,946	7,762
	Guangdong Investment Ltd.	5,508,664	7,708
	Kingsoft Corp. Ltd.	1,626,723	7,612
	Tsingtao Brewery Co. Ltd. Class H	941,438	7,441
*	Zhuzhou CRRC Times Electric Co. Ltd. Class H	951,825	7,435
	Industrial Bank Co. Ltd. Class A	2,712,500	7,435
	BYD Electronic International Co. Ltd.	1,460,091	7,417
*	Genscript Biotech Corp.	1,661,596	7,304
	Wanhua Chemical Group Co. Ltd. Class A	410,500	7,260
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	119,565	7,254
	Kingboard Holdings Ltd.	1,379,813	7,229
*,3	Kuaishou Technology	504,000	7,152
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	159,460	7,090
	Jiangsu Hengrui Medicine Co. Ltd. Class A	837,418	7,076
	Agricultural Bank of China Ltd. Class A	15,450,000	7,013
	Ping An Bank Co. Ltd. Class A	2,536,500	6,954
*,3	China Literature Ltd.	748,829	6,949
*,3	Ping An Healthcare and Technology Co. Ltd.	724,808	6,782
[3]	China International Capital Corp. Ltd. Class H	2,834,827	6,530

		Shares	Market Value ($000)
	East Money Information Co. Ltd. Class A	1,353,316	6,527
[3]	Haidilao International Holding Ltd.	1,724,237	6,468
[3]	Hansoh Pharmaceutical Group Co. Ltd.	1,782,608	6,388
	Aier Eye Hospital Group Co. Ltd. Class A	698,086	6,374
*	iQIYI Inc. ADR	565,317	6,309
	Sinopharm Group Co. Ltd. Class H	2,358,506	6,185
	China Resources Power Holdings Co. Ltd.	3,559,843	6,137
*,1	Didi Global Inc. ADR	590,588	6,089
	ZTO Express Cayman Inc. ADR	220,793	5,975
*	New Oriental Education & Technology Group Inc. ADR	2,751,415	5,971
*,3	Hua Hong Semiconductor Ltd.	923,633	5,853
*	Weibo Corp. ADR	103,512	5,838
	Industrial & Commercial Bank of China Ltd. Class A	8,191,400	5,824
	China Minsheng Banking Corp. Ltd. Class H	13,990,169	5,691
	China Yangtze Power Co. Ltd. Class A	1,925,479	5,671
*,3	CanSino Biologics Inc. Class H	131,459	5,577
	Yanzhou Coal Mining Co. Ltd. Class H	3,676,861	5,466
	Fosun International Ltd.	4,124,788	5,460
	Shanghai Pudong Development Bank Co. Ltd. Class A	3,850,400	5,392
	China Hongqiao Group Ltd.	4,059,067	5,382
	Pharmaron Beijing Co. Ltd. Class A	174,368	5,366
	Luxshare Precision Industry Co. Ltd. Class A	930,739	5,349
	Haitong Securities Co. Ltd. Class H	6,468,810	5,331
	China Molybdenum Co. Ltd. Class H	7,263,984	5,317
	JOYY Inc. ADR	99,228	5,304
*	Yihai International Holding Ltd.	877,418	5,293
	Guangzhou Automobile Group Co. Ltd. Class H	6,038,058	5,234
	New China Life Insurance Co. Ltd. Class H	1,912,789	5,234
	Shimao Group Holdings Ltd.	2,643,246	5,217
	Autohome Inc. ADR	113,187	5,127
*,3	Jinxin Fertility Group Ltd.	2,719,161	5,110
	Luzhou Laojiao Co. Ltd. Class A	191,600	5,097
	ZTE Corp. Class H	1,410,512	5,039
*	TAL Education Group ADR	827,473	5,023
*	Kingsoft Cloud Holdings Ltd. ADR	172,418	5,000
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	197,000	4,988
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	949,100	4,918
	Sungrow Power Supply Co. Ltd. Class A	187,900	4,906
	People's Insurance Co. Group of China Ltd. Class H	15,493,882	4,808
	Kunlun Energy Co. Ltd.	5,547,356	4,796
*,2	Brilliance China Automotive Holdings Ltd.	5,101,410	4,792
*	Aluminum Corp. of China Ltd. Class H	7,779,642	4,745
	Dongfeng Motor Group Co. Ltd. Class H	5,340,643	4,738
	China Construction Bank Corp. Class A	5,232,600	4,671
	China Medical System Holdings Ltd.	2,298,850	4,669
[3]	Topsports International Holdings Ltd.	3,321,209	4,635
[3]	Huatai Securities Co. Ltd. Class H	3,445,385	4,565
[3]	CGN Power Co. Ltd. Class H	21,074,536	4,555
	Jiangxi Copper Co. Ltd. Class H	2,118,392	4,448
	GF Securities Co. Ltd. Class H	3,109,397	4,418
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	4,415
	Far East Horizon Ltd.	4,136,301	4,402
	Eve Energy Co. Ltd. Class A	247,364	4,337
	NAURA Technology Group Co. Ltd. Class A	64,200	4,315
	Sany Heavy Industry Co. Ltd. Class A	1,117,000	4,311
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	220,843	4,289
	Muyuan Foods Co. Ltd. Class A	649,037	4,255
	Zijin Mining Group Co. Ltd. Class A	2,633,574	4,202

		Shares	Market Value ($000)
[3]	China Resources Mixc Lifestyle Services Ltd.	692,600	4,196
	CITIC Securities Co. Ltd. Class A	1,179,821	4,134
	Shenzhen Inovance Technology Co. Ltd. Class A	335,400	4,057
[3]	Guotai Junan Securities Co. Ltd. Class H	3,220,131	4,049
	Chongqing Zhifei Biological Products Co. Ltd. Class A	161,900	3,976
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,445,080	3,975
	Sanan Optoelectronics Co. Ltd. Class A	599,000	3,961
	CIFI Holdings Group Co. Ltd.	6,562,590	3,958
	Bank of Ningbo Co. Ltd. Class A	786,700	3,953
	Yunnan Energy New Material Co. Ltd. Class A	101,910	3,933
	Kingboard Laminates Holdings Ltd.	1,951,118	3,914
	Yangzijiang Shipbuilding Holdings Ltd.	3,861,396	3,907
	Tongwei Co. Ltd. Class A	580,400	3,897
	Haitian International Holdings Ltd.	1,061,947	3,884
*,3	JD Health International Inc.	359,873	3,871
	China Insurance International Holdings Co. Ltd.	2,739,472	3,848
*	Ming Yuan Cloud Group Holdings Ltd.	1,027,000	3,840
*	51job Inc. ADR	52,642	3,791
	Will Semiconductor Co. Ltd. Shanghai Class A	80,296	3,771
	Hopson Development Holdings Ltd.	1,136,225	3,766
	China State Construction Engineering Corp. Ltd. Class A	5,392,929	3,730
*	Beijing Enterprises Water Group Ltd.	10,067,390	3,695
	Nine Dragons Paper Holdings Ltd.	2,911,072	3,673
	China Everbright International Ltd.	6,735,484	3,653
	China Galaxy Securities Co. Ltd. Class H	6,990,117	3,652
[3]	WuXi AppTec Co. Ltd. Class H	164,398	3,644
	Momo Inc. ADR	293,389	3,635
	China Merchants Port Holdings Co. Ltd.	2,600,229	3,623
	SAIC Motor Corp. Ltd. Class A	1,271,521	3,621
[1]	Flat Glass Group Co. Ltd. Class H	807,649	3,612
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	3,543
	China Lesso Group Holdings Ltd.	1,695,883	3,541
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	198,338	3,527
*	Tongcheng-Elong Holdings Ltd.	1,562,918	3,517
	China Railway Group Ltd. Class H	7,560,299	3,505
	NARI Technology Co. Ltd. Class A	704,880	3,433
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,601,819	3,419
	Great Wall Motor Co. Ltd. Class A	360,780	3,414
*,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	626,096	3,399
	China Resources Cement Holdings Ltd.	4,099,958	3,387
	Shanghai Baosight Software Co. Ltd. Class B	934,629	3,337
	AviChina Industry & Technology Co. Ltd. Class H	4,437,567	3,327
	China Jinmao Holdings Group Ltd.	11,847,706	3,309
	China Vanke Co. Ltd. Class A	1,028,600	3,295
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	3,289
[3]	Shimao Services Holdings Ltd.	1,424,000	3,288
	Zhejiang Huayou Cobalt Co. Ltd. Class A	158,500	3,232
	CRRC Corp. Ltd. Class H	7,504,000	3,217
	Gigadevice Semiconductor Beijing Inc. Class A	89,971	3,215
	Haier Smart Home Co. Ltd. Class A	822,096	3,183
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	403,700	3,138
[3]	Yadea Group Holdings Ltd.	1,818,000	3,129
	SF Holding Co. Ltd. Class A	338,895	3,111
[3]	China Merchants Securities Co. Ltd. Class H	2,271,713	3,096
	Shandong Gold Mining Co. Ltd. Class A	1,125,563	3,063
*	JD.com Inc. Class A	87,549	3,052
[1]	China Evergrande Group	4,473,461	3,027
	Beijing Enterprises Holdings Ltd.	968,088	3,011

		Shares	Market Value ($000)
*	Alibaba Pictures Group Ltd.	24,682,294	2,989
	AECC Aviation Power Co. Ltd. Class A	351,600	2,988
	Bosideng International Holdings Ltd.	4,768,931	2,986
	ZTE Corp. Class A	495,079	2,984
	TravelSky Technology Ltd. Class H	1,744,759	2,964
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	231,815	2,947
	Baoshan Iron & Steel Co. Ltd. Class A	2,389,600	2,930
	Haitong Securities Co. Ltd. Class A	1,685,126	2,886
	CRRC Corp. Ltd. Class A	3,174,600	2,885
	Huaneng Power International Inc. Class H	8,464,226	2,875
	Agile Group Holdings Ltd.	2,613,881	2,860
	Bank of China Ltd. Class A	6,171,723	2,859
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,479,306	2,799
*,1	Gome Electrical Appliances Holdings Ltd.	25,270,816	2,761
*	Seazen Group Ltd.	3,676,565	2,737
	China Coal Energy Co. Ltd. Class H	4,530,041	2,724
	China Cinda Asset Management Co. Ltd. Class H	15,961,916	2,711
*,3	Sunac Services Holdings Ltd.	998,266	2,708
	Wingtech Technology Co. Ltd. Class A	158,500	2,691
	Jiangsu Expressway Co. Ltd. Class H	2,491,275	2,662
	China Pacific Insurance Group Co. Ltd. Class A	658,200	2,658
	GoerTek Inc. Class A	446,920	2,647
	Guangzhou R&F Properties Co. Ltd. Class H	3,009,421	2,641
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,398,061	2,627
	Walvax Biotechnology Co. Ltd. Class A	195,400	2,607
	Lens Technology Co. Ltd. Class A	656,400	2,589
*	Dada Nexus Ltd. ADR	119,066	2,571
	Iflytek Co. Ltd. Class A	281,600	2,561
	Kwg Group Holdings Ltd.	2,332,832	2,560
*,2,3	China Huarong Asset Management Co. Ltd. Class H	19,420,157	2,549
	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	2,546
	Cosco Shipping Ports Ltd.	3,509,097	2,504
	China Oilfield Services Ltd. Class H	3,398,706	2,471
	Changchun High & New Technology Industry Group Inc. Class A	51,682	2,454
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	2,452
*	Poly Developments and Holdings Group Co. Ltd. Class A	1,576,895	2,449
	BOE Technology Group Co. Ltd. Class A	2,738,200	2,441
	China Merchants Securities Co. Ltd. Class A	947,567	2,436
	BOE Technology Group Co. Ltd. Class B	4,929,837	2,433
[3]	Ganfeng Lithium Co. Ltd. Class H	112,279	2,417
[3]	A-Living Smart City Services Co. Ltd.	630,290	2,404
	Maxscend Microelectronics Co. Ltd. Class A	37,980	2,382
	China Everbright Bank Co. Ltd. Class H	6,920,063	2,359
*	Air China Ltd. Class H	3,690,019	2,353
	China Everbright Bank Co. Ltd. Class A	4,566,226	2,335
	Bank of Communications Co. Ltd. Class A	3,509,000	2,327
	Yonyou Network Technology Co. Ltd. Class A	413,962	2,301
	Shenzhen International Holdings Ltd.	1,733,160	2,285
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	2,274
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	2,271
	Zhejiang Expressway Co. Ltd. Class H	2,687,007	2,268
	China United Network Communications Ltd. Class A	3,543,700	2,266
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	2,258
	Focus Media Information Technology Co. Ltd. Class A	1,929,600	2,251
	Shenwan Hongyuan Group Co. Ltd. Class A	3,365,931	2,238
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	2,235
	China Life Insurance Co. Ltd. Class A	507,500	2,204
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	2,196

		Shares	Market Value ($000)
	Yuexiu Property Co. Ltd.	2,346,965	2,185
*	MINISO Group Holding Ltd. ADR	129,354	2,185
	Bank of Shanghai Co. Ltd. Class A	1,950,691	2,162
	Sinotruk Hong Kong Ltd.	1,245,884	2,136
*,1,3	Pop Mart International Group Ltd.	290,400	2,136
	Anhui Conch Cement Co. Ltd. Class A	388,800	2,135
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	2,127
	Chongqing Changan Automobile Co. Ltd. Class A	743,400	2,124
	TCL Technology Group Corp. Class A	1,838,300	2,109
[3]	Dali Foods Group Co. Ltd.	3,837,757	2,079
	Guangdong Haid Group Co. Ltd. Class A	212,900	2,074
	Metallurgical Corp. of China Ltd. Class H	6,742,030	2,058
*,3	Remegen Co. Ltd. Class H	160,000	2,049
	Logan Group Co. Ltd.	1,911,821	2,037
*	Topchoice Medical Corp. Class A	41,278	2,024
	China State Construction International Holdings Ltd.	3,209,767	2,000
	China Railway Group Ltd. Class A	2,432,818	1,988
	China Petroleum & Chemical Corp. Class A	3,191,100	1,971
	JA Solar Technology Co. Ltd. Class A	206,600	1,959
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	124,610	1,955
	China International Marine Containers Group Co. Ltd. Class H	972,517	1,953
*	Beijing Capital International Airport Co. Ltd. Class H	3,385,292	1,946
	Mango Excellent Media Co. Ltd. Class A	227,529	1,945
*,1,2	HengTen Networks Group Ltd.	4,331,840	1,943
*	China Southern Airlines Co. Ltd. Class H	3,681,237	1,936
*,3	3SBio Inc.	2,298,269	1,915
	Ecovacs Robotics Co. Ltd. Class A	72,100	1,913
	China Communications Services Corp. Ltd. Class H	4,417,205	1,895
	Bank of Beijing Co. Ltd. Class A	2,851,600	1,895
	China Power International Development Ltd.	8,259,326	1,891
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,173,915	1,872
	China Minsheng Banking Corp. Ltd. Class A	2,991,300	1,845
	Weichai Power Co. Ltd. Class A	690,788	1,837
	Hengli Petrochemical Co. Ltd. Class A	404,000	1,831
	Angang Steel Co. Ltd. Class H	2,650,568	1,812
	SG Micro Corp. Class A	31,300	1,811
*	OneConnect Financial Technology Co. Ltd. ADR	227,065	1,801
	Zhaojin Mining Industry Co. Ltd. Class H	1,840,637	1,799
	Jiangsu Eastern Shenghong Co. Ltd. Class A	426,000	1,799
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	89,764	1,770
	Bank of Nanjing Co. Ltd. Class A	1,305,765	1,767
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	167,000	1,759
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	87,640	1,741
	Chaozhou Three-Circle Group Co. Ltd. Class A	240,500	1,735
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	1,724
[3]	Luye Pharma Group Ltd.	3,162,461	1,701
	Chongqing Changan Automobile Co. Ltd. Class B	2,547,511	1,698
	Huaxia Bank Co. Ltd. Class A	1,977,198	1,679
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,662
[3]	China Resources Pharmaceutical Group Ltd.	3,095,232	1,658
	China Everbright Ltd.	1,488,662	1,636
	Shaanxi Coal Industry Co. Ltd. Class A	939,200	1,628
	Henan Shuanghui Investment & Development Co. Ltd. Class A	406,100	1,618
	Hundsun Technologies Inc. Class A	186,617	1,614
[3]	CSC Financial Co. Ltd. Class H	1,628,748	1,608
	GF Securities Co. Ltd. Class A	660,600	1,580
	Sinopec Engineering Group Co. Ltd. Class H	2,768,188	1,578
	Huatai Securities Co. Ltd. Class A	704,100	1,576

		Shares	Market Value ($000)
	Shougang Fushan Resources Group Ltd.	6,200,303	1,564
	Greentown China Holdings Ltd.	1,405,297	1,552
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,537
	Montage Technology Co. Ltd. Class A	146,598	1,534
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,526
	Ovctek China Inc. Class A	107,520	1,524
*	Chongqing Brewery Co. Ltd. Class A	63,100	1,514
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,260,940	1,513
	CSG Holding Co. Ltd. Class B	2,877,152	1,489
	Ingenic Semiconductor Co. Ltd. Class A	50,200	1,482
	Yealink Network Technology Corp. Ltd. Class A	102,868	1,472
	China Aoyuan Group Ltd.	2,295,786	1,468
*	Shanghai International Airport Co. Ltd. Class A	244,400	1,462
[3]	BAIC Motor Corp. Ltd. Class H	4,088,436	1,460
[3]	Orient Securities Co. Ltd. Class H	1,680,035	1,456
*	Founder Securities Co. Ltd. Class A	1,051,600	1,434
	Maanshan Iron & Steel Co. Ltd. Class A	1,869,100	1,434
*	China Eastern Airlines Corp. Ltd. Class H	3,925,171	1,433
	Seazen Holdings Co. Ltd. Class A	290,897	1,430
	Poly Property Services Co. Ltd.	252,646	1,428
	JCET Group Co. Ltd. Class A	232,900	1,420
	Sinotrans Ltd. Class H	3,824,064	1,415
	China National Chemical Engineering Co. Ltd. Class A	1,043,300	1,415
[3]	Legend Holdings Corp. Class H	989,579	1,409
	China National Nuclear Power Co. Ltd. Class A	1,886,600	1,405
	Bank of Hangzhou Co. Ltd. Class A	735,435	1,380
	China Shenhua Energy Co. Ltd. Class A	523,056	1,379
	China CSSC Holdings Ltd. Class A	592,500	1,361
	Shanghai Industrial Holdings Ltd.	888,512	1,357
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,355
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,353
	Asymchem Laboratories Tianjin Co. Ltd. Class A	21,800	1,345
	Hualan Biological Engineering Inc. Class A	233,464	1,333
	Zhejiang NHU Co. Ltd. Class A	331,440	1,332
	KWG Living Group Holdings Ltd.	1,392,758	1,332
	Suzhou Maxwell Technologies Co. Ltd. Class A	13,140	1,332
*	XPeng Inc. Class A	68,978	1,324
	Hangzhou First Applied Material Co. Ltd. Class A	63,440	1,320
	LB Group Co. Ltd. Class A	283,300	1,314
	China Molybdenum Co. Ltd. Class A	1,216,491	1,305
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,302
	Shanghai Electric Group Co. Ltd. Class H	5,249,404	1,298
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,865,614	1,296
*	Gotion High-tech Co. Ltd. Class A	152,600	1,296
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	1,294
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	268,444	1,290
	New China Life Insurance Co. Ltd. Class A	205,000	1,288
	Times China Holdings Ltd.	1,348,693	1,275
	Huagong Tech Co. Ltd. Class A	291,559	1,268
[3]	Pharmaron Beijing Co. Ltd. Class H	57,479	1,261
	Guotai Junan Securities Co. Ltd. Class A	500,800	1,261
	Huadong Medicine Co. Ltd. Class A	227,800	1,258
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	1,245
	Jiangxi Copper Co. Ltd. Class A	309,400	1,244
*,1	SOHO China Ltd.	3,350,042	1,242
	Shenzhen Investment Ltd.	4,415,151	1,241
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,240
	Shengyi Technology Co. Ltd. Class A	288,700	1,232

		Shares	Market Value ($000)
	JiuGui Liquor Co. Ltd. Class A	41,400	1,231
	Everbright Securities Co. Ltd. Class A	524,095	1,230
	Wuhan Guide Infrared Co. Ltd. Class A	288,988	1,229
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	216,440	1,222
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	103,440	1,221
[3]	Blue Moon Group Holdings Ltd.	1,352,500	1,221
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	154,011	1,217
*	Aluminum Corp. of China Ltd. Class A	1,312,200	1,215
	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,214
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	1,210
	Industrial Securities Co. Ltd. Class A	873,700	1,205
	China Reinsurance Group Corp. Class H	12,380,206	1,196
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	27,860	1,187
	SDIC Power Holdings Co. Ltd. Class A	901,900	1,186
	Orient Securities Co. Ltd. Class A	693,092	1,175
	China Jushi Co. Ltd. Class A	504,953	1,173
	Tongkun Group Co. Ltd. Class A	291,600	1,173
	COSCO SHIPPING Development Co. Ltd. Class H	6,221,713	1,162
	Anhui Gujing Distillery Co. Ltd. Class A	40,188	1,161
	Fuyao Glass Industry Group Co. Ltd. Class A	154,400	1,159
	Guosen Securities Co. Ltd. Class A	693,581	1,138
	Rongsheng Petrochemical Co. Ltd. Class A	391,350	1,131
	China Baoan Group Co. Ltd. Class A	342,200	1,130
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	414,620	1,121
	TBEA Co. Ltd. Class A	476,900	1,121
	Thunder Software Technology Co. Ltd. Class A	49,400	1,120
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	1,117
	Huizhou Desay Sv Automotive Co. Ltd. Class A	70,000	1,116
	Tsingtao Brewery Co. Ltd. Class A	89,511	1,116
*	CanSino Biologics Inc. Class A	11,690	1,107
	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	1,097
	Beijing New Building Materials plc Class A	216,496	1,092
*	Suning.com Co. Ltd. Class A	1,189,500	1,088
*,1	RLX Technology Inc. ADR	249,254	1,087
	Sino-Ocean Group Holding Ltd.	5,192,904	1,084
	Beijing Tiantan Biological Products Corp. Ltd. Class A	182,121	1,044
	GEM Co. Ltd. Class A	561,098	1,042
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	1,041
	Power Construction Corp. of China Ltd. Class A	1,375,200	1,039
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,036,600	1,037
	Lingyi iTech Guangdong Co. Class A	966,500	1,036
	Shenzhen SC New Energy Technology Corp. Class A	40,800	1,032
	Sichuan Swellfun Co. Ltd. Class A	64,700	1,025
	Skshu Paint Co. Ltd. Class A	43,120	1,023
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	94,780	1,023
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,021
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	1,020
	Shenghe Resources Holding Co. Ltd. Class A	265,800	1,019
	Sunwoda Electronic Co. Ltd. Class A	192,300	1,009
*	New Hope Liuhe Co. Ltd. Class A	569,100	1,007
	Yanlord Land Group Ltd.	1,215,087	1,004
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,000
	Raytron Technology Co. Ltd. Class A	57,119	1,000
[3]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	995
	Hongfa Technology Co. Ltd. Class A	97,300	992
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	988
	Health & Happiness H&H International Holdings Ltd.	273,604	981
	Jafron Biomedical Co. Ltd. Class A	92,784	966

		Shares	Market Value ($000)
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	30,300	961
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,271,490	948
	Dawning Information Industry Co. Ltd. Class A	189,300	948
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	518,925	945
	China Greatwall Technology Group Co. Ltd. Class A	379,300	938
	ENN Natural Gas Co. Ltd. Class A	342,400	931
	Shenzhen Capchem Technology Co. Ltd. Class A	52,300	926
	Jiayuan International Group Ltd.	2,362,382	919
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	917
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	913
*	Yunnan Aluminium Co. Ltd. Class A	408,900	905
	Huadian Power International Corp. Ltd. Class H	3,255,550	900
	XCMG Construction Machinery Co. Ltd. Class A	992,300	896
*,3	China East Education Holdings Ltd.	765,303	895
	Foxconn Industrial Internet Co. Ltd. Class A	507,700	884
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	875
	Xiamen Tungsten Co. Ltd. Class A	187,399	871
	Hunan Valin Steel Co. Ltd. Class A	728,000	866
	Shenzhen Energy Group Co. Ltd. Class A	651,220	866
	Huaxin Cement Co. Ltd. Class B	558,269	865
	Hengyi Petrochemical Co. Ltd. Class A	458,400	864
	CSC Financial Co. Ltd. Class A	210,338	862
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	136,320	856
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	855
*	Yatsen Holding Ltd. ADR	125,182	844
	Huafon Chemical Co. Ltd. Class A	441,700	844
	By-health Co. Ltd. Class A	197,566	841
	Sinoma Science & Technology Co. Ltd. Class A	211,300	840
*,1	Gaotu Techedu Inc. ADR	260,600	831
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,185,306	824
	China International Capital Corp. Ltd. Class A	102,200	824
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	809
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	805
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	802
	Datang International Power Generation Co. Ltd. Class H	5,235,035	801
*	Zhejiang Century Huatong Group Co. Ltd. Class A	922,707	799
	Intco Medical Technology Co. Ltd. Class A	43,750	793
	Zhongjin Gold Corp. Ltd. Class A	619,850	789
	Gongniu Group Co. Ltd. Class A	27,500	789
	Metallurgical Corp. of China Ltd. Class A	1,348,900	784
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	782
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	776
	Jiangsu Yangnong Chemical Co. Ltd. Class A	39,500	770
	Hoshine Silicon Industry Co. Ltd. Class A	47,200	768
	Angel Yeast Co. Ltd. Class A	105,900	768
*	Tianfeng Securities Co. Ltd. Class A	1,154,280	766
	Yonghui Superstores Co. Ltd. Class A	1,221,497	765
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	763
	Shandong Chenming Paper Holdings Ltd. Class B	1,406,450	756
	Changjiang Securities Co. Ltd. Class A	706,986	756
	Tianshui Huatian Technology Co. Ltd. Class A	342,100	755
	Humanwell Healthcare Group Co. Ltd. Class A	205,100	752
	Gemdale Corp. Class A	578,200	751
[1]	BBMG Corp. Class H	4,261,085	751
*	China Southern Airlines Co. Ltd. Class A	906,697	751
*	Shanghai Electric Group Co. Ltd. Class A	1,189,400	749
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	740
*,3	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	739

		Shares	Market Value ($000)
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	536,920	738
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	732
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	731
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	728
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	719
	AVIC Electromechanical Systems Co. Ltd. Class A	468,192	719
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	94,771	717
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	715
	Sangfor Technologies Inc. Class A	18,900	711
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	706
	Bank of Jiangsu Co. Ltd. Class A	727,090	705
[1]	Dongfang Electric Corp. Ltd. Class H	826,891	700
*	Do-Fluoride New Materials Co. Ltd. Class A	91,000	699
	Han's Laser Technology Industry Group Co. Ltd. Class A	121,900	697
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	923,300	696
	Luxi Chemical Group Co. Ltd. Class A	222,200	691
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	690
	Western Securities Co. Ltd. Class A	602,994	688
*	Spring Airlines Co. Ltd. Class A	93,543	688
	Oppein Home Group Inc. Class A	30,762	686
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	686
	Nanjing Securities Co. Ltd. Class A	429,500	686
	Fu Jian Anjoy Foods Co. Ltd. Class A	27,400	686
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	685
	Shanghai M&G Stationery Inc. Class A	62,300	683
	Unisplendour Corp. Ltd. Class A	166,737	682
	Tianma Microelectronics Co. Ltd. Class A	312,900	680
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,814,579	678
	SDIC Capital Co. Ltd. Class A	587,784	677
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	300,197	675
	Flat Glass Group Co. Ltd. Class A	101,100	675
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	346,950	674
	Songcheng Performance Development Co. Ltd. Class A	342,320	673
	Western Superconducting Technologies Co. Ltd. Class A	56,010	673
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	660
	Fangda Carbon New Material Co. Ltd. Class A	483,516	660
	Daan Gene Co. Ltd. Class A	194,416	659
	Weihai Guangwei Composites Co. Ltd. Class A	62,200	659
	Shanghai Jahwa United Co. Ltd. Class A	86,600	653
*	Shenzhen MTC Co. Ltd. Class A	671,146	650
	Sinolink Securities Co. Ltd. Class A	391,100	650
	Guangzhou Automobile Group Co. Ltd. Class A	298,730	649
	Ninestar Corp. Class A	116,325	648
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	197,000	646
	Youngor Group Co. Ltd. Class A	655,000	646
	Weifu High-Technology Group Co. Ltd. Class B	347,462	645
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	645
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	643
	Shandong Sinocera Functional Material Co. Ltd. Class A	88,400	642
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	216,844	640
	Zhejiang Juhua Co. Ltd. Class A	346,949	635
*	Guanghui Energy Co. Ltd. Class A	1,015,600	633
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	630
	Southwest Securities Co. Ltd. Class A	893,700	629
	Addsino Co. Ltd. Class A	205,500	627
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	625
*	Beijing Shougang Co. Ltd. Class A	567,100	622

		Shares	Market Value ($000)
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	621
	Winning Health Technology Group Co. Ltd. Class A	276,380	617
*,3	JD Logistics Inc.	170,817	617
	Ningbo Joyson Electronic Corp. Class A	156,500	615
*	Trip.com Group Ltd.	23,202	615
	China Merchants Energy Shipping Co. Ltd. Class A	1,047,676	613
	Anhui Expressway Co. Ltd. Class H	1,022,728	611
	China National Accord Medicines Corp. Ltd. Class B	214,745	610
*	NavInfo Co. Ltd. Class A	306,196	610
	Jason Furniture Hangzhou Co. Ltd. Class A	60,700	610
	Greenland Holdings Corp. Ltd. Class A	908,954	609
	Guoyuan Securities Co. Ltd. Class A	546,000	608
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	607
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	607
	AVICOPTER plc Class A	76,800	607
	Zhefu Holding Group Co. Ltd. Class A	694,800	604
	SooChow Securities Co. Ltd. Class A	496,620	604
*	Yunnan Tin Co. Ltd. Class A	221,500	603
	Beijing Shiji Information Technology Co. Ltd. Class A	191,454	600
	TongFu Microelectronics Co. Ltd. Class A	165,800	599
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	598
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	596
*	China Eastern Airlines Corp. Ltd. Class A	872,329	596
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	593
	Ningbo Tuopu Group Co. Ltd. Class A	112,900	593
[1]	Shandong Chenming Paper Holdings Ltd. Class H	1,085,298	587
	Qingdao TGOOD Electric Co. Ltd. Class A	126,000	586
	Liaoning Cheng Da Co. Ltd. Class A	193,200	585
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	581
	Hesteel Co. Ltd. Class A	1,384,800	579
	Shenergy Co. Ltd. Class A	650,000	578
	Zhongji Innolight Co. Ltd. Class A	87,198	577
	G-bits Network Technology Xiamen Co. Ltd. Class A	8,400	575
	Wuchan Zhongda Group Co. Ltd. Class A	631,100	573
	China National Software & Service Co. Ltd. Class A	63,500	572
	Dongxing Securities Co. Ltd. Class A	356,192	569
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	565
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	565
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	563
	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	562
*	Offcn Education Technology Co. Ltd. Class A	277,400	561
	Angang Steel Co. Ltd. Class A	719,300	561
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	558
	China CITIC Bank Corp. Ltd. Class A	774,835	546
	Sichuan Road & Bridge Co. Ltd. Class A	577,070	544
	Hubei Energy Group Co. Ltd. Class A	842,208	543
	Liaoning Port Co. Ltd. Class A	2,084,400	542
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	537
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	537
	All Winner Technology Co. Ltd. Class A	35,700	535
	Bank of Changsha Co. Ltd. Class A	440,300	535
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	533
	GRG Banking Equipment Co. Ltd. Class A	328,787	532
*	Guangshen Railway Co. Ltd. Class H	3,076,100	531
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	529
	Beijing Enlight Media Co. Ltd. Class A	382,000	528
	China Zheshang Bank Co. Ltd. Class A	941,100	528

		Shares	Market Value ($000)
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	175,500	527
	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	527
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	524
	Yintai Gold Co. Ltd. Class A	366,940	519
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	514
	Shanghai Bailian Group Co. Ltd. Class A	215,000	508
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	504
	Proya Cosmetics Co. Ltd. Class A	20,100	503
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	503
	Yutong Bus Co. Ltd. Class A	284,400	501
	FAW Jiefang Group Co. Ltd. Class A	292,500	500
	Shenzhen Sunway Communication Co. Ltd. Class A	124,100	499
	NanJi E-Commerce Co. Ltd. Class A	314,099	499
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	498
	Dongfang Electric Corp. Ltd. Class A	275,384	498
	Bank of Guiyang Co. Ltd. Class A	483,100	498
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	333,300	497
	WUS Printed Circuit Kunshan Co. Ltd. Class A	240,570	493
*	First Capital Securities Co. Ltd. Class A	509,800	493
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	275,200	491
	Zhejiang Supor Co. Ltd. Class A	60,776	488
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	488
*	Air China Ltd. Class A	479,226	488
*	Bank of Zhengzhou Co. Ltd. Class A	909,910	487
	NetEase Inc.	24,477	487
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	485
	Leyard Optoelectronic Co. Ltd. Class A	328,500	485
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	485
	C&S Paper Co. Ltd. Class A	158,800	483
*	GCL System Integration Technology Co. Ltd. Class A	728,700	481
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,291,800	480
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	968,890	476
	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	475
	Guangzhou Haige Communications Group Inc. Co Class A	308,400	474
	YTO Express Group Co. Ltd. Class A	338,600	474
	Zhejiang China Commodities City Group Co. Ltd. Class A	693,300	474
	China National Medicines Corp. Ltd. Class A	100,300	472
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,397	471
	Shanghai Lingang Holdings Corp. Ltd. Class A	201,288	470
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	465
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	465
	Fujian Sunner Development Co. Ltd. Class A	160,100	463
	Sichuan Expressway Co. Ltd. Class H	2,075,242	462
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	459
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	458
	Jinke Properties Group Co. Ltd. Class A	684,000	456
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	456
	Zhongtai Securities Co. Ltd. Class A	321,300	455
	CECEP Solar Energy Co. Ltd. Class A	417,380	454
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	99,021	453
*	Pacific Securities Co Ltd./The/China Class A	938,519	453
	Wens Foodstuffs Group Co. Ltd. Class A	231,080	451
	Beijing Sinnet Technology Co. Ltd. Class A	180,000	451
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	450
	Sieyuan Electric Co. Ltd. Class A	101,500	449
	Sealand Securities Co. Ltd. Class A	740,740	449
	China Oilfield Services Ltd. Class A	236,889	447

		Shares	Market Value ($000)
*	Sinopec Oilfield Service Corp. Class H	5,410,803	446
	Shanxi Securities Co. Ltd. Class A	455,390	445
	Beijing Originwater Technology Co. Ltd. Class A	415,200	445
	Jinduicheng Molybdenum Co. Ltd. Class A	406,300	444
	China Great Wall Securities Co. Ltd. Class A	309,000	443
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	441
	DHC Software Co. Ltd. Class A	399,300	441
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	243,860	439
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	437
	Guangzhou Wondfo Biotech Co. Ltd. Class A	52,060	436
	Huaxin Cement Co. Ltd. Class A	187,800	432
	CECEP Wind-Power Corp. Class A	665,300	432
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	430
	Huaibei Mining Holdings Co. Ltd. Class A	238,000	428
	China Coal Energy Co. Ltd. Class A	378,138	427
	ZTO Express Cayman Inc.	15,906	424
	Wangfujing Group Co. Ltd. Class A	105,800	424
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	536,400	423
*	Montnets Cloud Technology Group Co. Ltd. Class A	117,700	421
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	944,700	419
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	419
	China Galaxy Securities Co. Ltd. Class A	282,300	417
	Yunnan Copper Co. Ltd. Class A	197,000	415
	BBMG Corp. Class A	1,057,400	415
	Shennan Circuits Co. Ltd. Class A	21,938	414
	Guolian Securities Co. Ltd. Class A	212,300	413
*	Hanergy Thin Film Pow Group Ltd.	14,742,000	411
	Shenzhen Goodix Technology Co. Ltd. Class A	22,166	410
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	141,900	408
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	407
	Nanjing Iron & Steel Co. Ltd. Class A	697,400	405
	Zhejiang Dingli Machinery Co. Ltd. Class A	46,354	404
	Xiamen C & D Inc. Class A	366,700	402
	Kunlun Tech Co. Ltd. Class A	151,600	399
	Chengdu Xingrong Environment Co. Ltd. Class A	517,505	398
	Sinoma International Engineering Co. Class A	239,600	395
	OFILM Group Co. Ltd. Class A	343,700	393
	Northeast Securities Co. Ltd. Class A	324,100	392
	East Group Co. Ltd. Class A	240,300	390
	Central China Securities Co. Ltd. Class H	2,126,621	389
	LianChuang Electronic Technology Co. Ltd. Class A	142,610	385
	Dian Diagnostics Group Co. Ltd. Class A	69,400	381
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	381
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	136,897	377
*	Suning Universal Co. Ltd. Class A	420,023	376
*	BTG Hotels Group Co. Ltd. Class A	130,297	376
	Perfect World Co. Ltd. Class A	151,800	375
[3]	Shandong Gold Mining Co. Ltd. Class H	211,866	374
	Jiangsu Linyang Energy Co. Ltd. Class A	219,800	374
	Joyoung Co. Ltd. Class A	95,700	373
	RiseSun Real Estate Development Co. Ltd. Class A	527,066	372
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	371
	Juewei Food Co. Ltd. Class A	34,894	370
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	370
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	368
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	368
	Offshore Oil Engineering Co. Ltd. Class A	576,900	368
	Newland Digital Technology Co. Ltd. Class A	153,199	367

		Shares	Market Value ($000)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	367
*	Guangdong HEC Technology Holding Co. Ltd. Class A	448,453	367
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	890,838	366
	Westone Information Industry Inc. Class A	83,898	365
	Sinotrans Ltd. Class A	502,200	363
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	90,800	363
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	362
	Topsec Technologies Group Inc. Class A	127,000	360
	Yango Group Co. Ltd. Class A	522,797	354
*	Guosheng Financial Holding Inc. Class A	244,600	353
	Shenzhen Gas Corp. Ltd. Class A	315,300	353
	Shanghai Tunnel Engineering Co. Ltd. Class A	467,344	353
	Shanghai Construction Group Co. Ltd. Class A	851,600	352
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	119,560	349
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	64,700	349
	Tian Di Science & Technology Co. Ltd. Class A	529,200	349
[2]	Hongta Securities Co. Ltd. Class A	169,100	348
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	346
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	84,300	345
	Wanxiang Qianchao Co. Ltd. Class A	406,333	345
	Datang International Power Generation Co. Ltd. Class A	882,200	344
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	343
*	Guangdong Golden Dragon Development Inc. Class A	136,800	342
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	342
	Zhejiang Hailiang Co. Ltd. Class A	193,600	341
*	360 Security Technology Inc. Class A	183,799	341
	NSFOCUS Technologies Group Co. Ltd. Class A	97,295	340
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	211,700	340
	Yunda Holding Co. Ltd. Class A	167,770	340
	Shanghai Electric Power Co. Ltd. Class A	323,400	340
	Zhejiang Crystal-Optech Co. Ltd. Class A	159,996	339
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	339
	Huaxi Securities Co. Ltd. Class A	243,600	333
	Glarun Technology Co. Ltd. Class A	158,900	333
	CNOOC Energy Technology & Services Ltd. Class A	872,200	329
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	328
	Huaan Securities Co. Ltd. Class A	416,260	328
	Laobaixing Pharmacy Chain JSC Class A	48,160	327
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	326
	Zhejiang Medicine Co. Ltd. Class A	131,900	326
	Valiant Co. Ltd. Class A	115,600	325
	Tibet Summit Resources Co. Ltd. Class A	81,300	325
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	324
	Bright Dairy & Food Co. Ltd. Class A	160,300	323
	Shanying International Holding Co. Ltd. Class A	647,200	323
	Jizhong Energy Resources Co. Ltd. Class A	516,603	322
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	281,400	322
	Camel Group Co. Ltd. Class A	148,270	322
	BGI Genomics Co. Ltd. Class A	18,391	321
*	China Fortune Land Development Co. Ltd. Class A	478,047	321
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	296,900	320
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	317
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	317
	Blue Sail Medical Co. Ltd. Class A	99,100	317
	Leo Group Co. Ltd. Class A	873,400	316
	Kaishan Group Co. Ltd. Class A	146,144	315
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	314
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	314

		Shares	Market Value ($000)
	CMST Development Co. Ltd. Class A	386,700	314
	Maccura Biotechnology Co. Ltd. Class A	55,900	312
	Huadian Power International Corp. Ltd. Class A	630,800	312
[3]	Everbright Securities Co. Ltd. Class H	398,870	308
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	307
*	Zhejiang Yongtai Technology Co. Ltd. Class A	86,315	303
	People.cn Co. Ltd. Class A	155,681	303
	TangShan Port Group Co. Ltd. Class A	801,200	302
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	219,600	301
	Wolong Electric Group Co. Ltd. Class A	149,200	297
	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	296
	China South Publishing & Media Group Co. Ltd. Class A	230,100	296
	Shandong Hi-speed Co. Ltd. Class A	308,600	295
	BOC International China Co. Ltd. Class A	127,700	295
	Yanzhou Coal Mining Co. Ltd. Class A	100,900	294
	Xuji Electric Co. Ltd. Class A	132,500	293
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	293
*	STO Express Co. Ltd. Class A	282,099	292
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	292
	Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	291
	Lao Feng Xiang Co. Ltd. Class A	39,169	289
	Wangsu Science & Technology Co. Ltd. Class A	300,300	289
	Shandong Denghai Seeds Co. Ltd. Class A	104,100	288
	AECC Aero-Engine Control Co. Ltd. Class A	90,200	288
	Guangxi Guiguan Electric Power Co. Ltd. Class A	376,900	287
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	25,500	287
	Bank of Chengdu Co. Ltd. Class A	169,900	285
	Shanghai Huayi Group Co. Ltd. Class B	421,647	283
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	150,781	282
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	282
	Zhejiang Yasha Decoration Co. Ltd. Class A	249,411	281
	Livzon Pharmaceutical Group Inc. Class A	45,600	280
	Xiamen ITG Group Corp. Ltd. Class A	253,000	279
	Betta Pharmaceuticals Co. Ltd. Class A	21,800	279
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	278
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	276
	Harbin Boshi Automation Co. Ltd. Class A	142,800	274
	Keboda Technology Co. Ltd. Class A	27,400	273
*	Hunan Gold Corp. Ltd. Class A	201,200	271
	Financial Street Holdings Co. Ltd. Class A	308,090	271
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	43,400	271
*	Shenzhen Airport Co. Ltd. Class A	248,800	269
	Zhongshan Public Utilities Group Co. Ltd. Class A	225,500	269
*	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	162,900	266
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	120,000	266
	Huaneng Power International Inc. Class A	445,200	265
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	264
*	Shanghai Junshi Biosciences Co. Ltd. Class A	28,009	263
	China TransInfo Technology Co. Ltd. Class A	109,600	262
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	262
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	262
	Autobio Diagnostics Co. Ltd. Class A	27,300	261
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	260
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	258
[3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	178,430	255

		Shares	Market Value ($000)
	China International Marine Containers Group Co. Ltd. Class A	103,560	252
	Beijing Capital Development Co. Ltd. Class A	340,513	251
	Suofeiya Home Collection Co. Ltd. Class A	83,100	246
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	246
[3]	Qingdao Port International Co. Ltd. Class H	476,433	245
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	244
	China Meheco Co. Ltd. Class A	144,800	244
	Shanghai Bailian Group Co. Ltd. Class B	271,016	243
	Xinfengming Group Co. Ltd. Class A	81,300	242
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	240
	ORG Technology Co. Ltd. Class A	296,500	238
	Jiangxi Bank Co. Ltd. Class H	554,000	235
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	234
	Eternal Asia Supply Chain Management Ltd. Class A	276,300	233
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	117,791	233
*	Zheshang Securities Co. Ltd. Class A	134,600	232
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	230
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	229
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	34,704	228
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	227
	Taiji Computer Corp. Ltd. Class A	62,998	227
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	226
*	Holitech Technology Co. Ltd. Class A	399,600	225
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	283,100	224
	Bluestar Adisseo Co. Class A	133,700	223
	China World Trade Center Co. Ltd. Class A	93,200	220
	Hytera Communications Corp. Ltd. Class A	316,800	219
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	219
*	Central China Securities Co. Ltd. Class A	316,700	219
	Shandong Humon Smelting Co. Ltd. Class A	119,200	218
	Inmyshow Digital Technology Group Co. Ltd. Class A	170,900	218
	Huapont Life Sciences Co. Ltd. Class A	257,600	216
*	Autohome Inc. Class A	18,724	215
	Shenzhen Infogem Technologies Co. Ltd. Class A	90,400	214
	Guangdong South New Media Co. Ltd. Class A	29,300	214
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	213
	Zhejiang Semir Garment Co. Ltd. Class A	141,200	213
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	212
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	212
	Shaanxi International Trust Co. Ltd. Class A	446,000	211
	Caitong Securities Co. Ltd. Class A	139,600	211
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	125,700	209
*	Ourpalm Co. Ltd. Class A	353,800	209
	Dongguan Development Holdings Co. Ltd. Class A	127,800	208
	Qingdao Rural Commercial Bank Corp.	342,000	206
	Chongqing Department Store Co. Ltd. Class A	50,200	205
	Shanghai Shimao Co. Ltd. Class A	394,194	203
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	202
	Hangzhou Shunwang Technology Co. Ltd. Class A	90,500	202
	Luenmei Quantum Co. Ltd. Class A	152,800	202
	ADAMA Ltd. Class A	134,900	200
*	North Industries Group Red Arrow Co. Ltd. Class A	103,600	198
	Toly Bread Co. Ltd. Class A	45,628	196
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	195
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	195
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	195
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	192

		Shares	Market Value ($000)
	Weifu High-Technology Group Co. Ltd. Class A	60,600	190
	Zhejiang Runtu Co. Ltd. Class A	137,405	189
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	108,900	188
*	Cinda Real Estate Co. Ltd. Class A	377,000	186
	Juneyao Airlines Co. Ltd. Class A	100,266	184
	Opple Lighting Co. Ltd. Class A	47,874	184
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	180
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	179
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	179
	Shanghai Environment Group Co. Ltd. Class A	102,800	178
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	178
*	Beijing Jetsen Technology Co. Ltd. Class A	272,800	177
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	81,800	174
	Chongqing Water Group Co. Ltd. Class A	213,400	174
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	174
*	Huazhu Group Ltd.	41,120	174
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	171
*	Red Star Macalline Group Corp. Ltd. Class A	107,580	171
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	165,500	169
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	169
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	168
*	Sinopec Oilfield Service Corp. Class A	543,200	167
	Double Medical Technology Inc. Class A	19,400	166
	KingClean Electric Co. Ltd. Class A	35,714	165
	An Hui Wenergy Co. Ltd. Class A	291,400	163
*	Genimous Technology Co. Ltd. Class A	195,700	163
	Shanghai AJ Group Co. Ltd. Class A	161,633	162
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	320,100	161
*	Youzu Interactive Co. Ltd. Class A	75,400	159
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	158
	Rongan Property Co. Ltd. Class A	427,200	158
	Transfar Zhilian Co. Ltd. Class A	144,000	158
	Fujian Longking Co. Ltd. Class A	119,900	157
	Xiamen Intretech Inc. Class A	26,180	155
	Bank of Suzhou Co. Ltd. Class A	144,000	154
	Maanshan Iron & Steel Co. Ltd. Class H	296,000	152
	Jiangling Motors Corp. Ltd. Class B	132,836	152
*	Oceanwide Holdings Co. Ltd. Class A	493,700	152
*	Guangshen Railway Co. Ltd. Class A	505,300	152
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	189,100	151
	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	150
	Jiajiayue Group Co. Ltd. Class A	66,000	150
	Fujian Funeng Co. Ltd. Class A	84,300	149
	Yotrio Group Co. Ltd. Class A	288,300	149
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	148
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	148
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	148
	Anhui Xinhua Media Co. Ltd. Class A	222,000	148
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	147
	Digital China Information Service Co. Ltd. Class A	72,800	147
	Lakala Payment Co. Ltd. Class A	37,800	144
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	143
	Zhejiang Wanma Co. Ltd. Class A	125,300	140
*	Baidu Inc. Class A	6,830	140
*	Alpha Group Class A	166,500	139
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	253,384	139
*	Bilibili Inc. Class Z	1,608	138
*	Gds Holdings Ltd. Class A	18,463	137

		Shares	Market Value ($000)
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	191,600	134
	Hangzhou Century Co. Ltd. Class A	116,700	131
	JL Mag Rare-Earth Co. Ltd. Class A	20,800	131
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	61,500	130
	Shanghai Industrial Development Co. Ltd. Class A	204,300	129
	Greattown Holdings Ltd. Class A	241,500	128
*	New Oriental Education & Technology Group Inc.	59,340	128
	Visual China Group Co. Ltd. Class A	72,500	125
	Shenzhen Aisidi Co. Ltd. Class A	83,700	123
	Realcan Pharmaceutical Group Co. Ltd. Class A	205,600	123
	Sichuan Languang Development Co. Ltd. Class A	324,100	120
	Bank of Qingdao Co. Ltd. Class A	167,600	120
	Skyworth Digital Co. Ltd. Class A	92,200	118
	Shandong Publishing & Media Co. Ltd. Class A	145,100	118
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	396,470	117
	CGN Power Co. Ltd. Class A	294,300	116
	Qinhuangdao Port Co. Ltd. Class A	298,000	115
	Deppon Logistics Co. Ltd. Class A	73,700	112
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	56,200	112
	Sinosoft Co. Ltd. Class A	27,440	111
	China Merchants Port Group Co. Ltd. Class A	48,600	110
	Three Squirrels Inc. Class A	18,000	110
	Jiangling Motors Corp. Ltd. Class A	37,254	107
	Jiangsu Expressway Co. Ltd. Class A	76,000	101
*	Tahoe Group Co. Ltd. Class A	325,500	99
	China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	99
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	98
	Sichuan Teway Food Group Co. Ltd. Class A	24,960	96
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	89
*	HyUnion Holding Co. Ltd. Class A	107,400	87
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	36,000	84
*	Doushen Beijing Education & Technology Inc. Class A	143,600	82
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	79
	Shandong Chenming Paper Holdings Ltd. Class A	58,700	67
	Rainbow Digital Commercial Co. Ltd. Class A	72,200	66
	China West Construction Group Co. Ltd. Class A	50,600	62
*,2	Tianhe Chemicals Group Ltd.	3,538,329	—
			5,074,381
Colombia (0.1%)
	Bancolombia SA ADR	218,035	6,203
	Interconexion Electrica SA ESP	814,334	4,582
	Ecopetrol SA	5,845,448	3,969
	Bancolombia SA	473,052	3,306
	Ecopetrol SA ADR	158,612	2,143
	Grupo de Inversiones Suramericana SA	450,450	2,010
	Grupo Aval Acciones y Valores SA Preference Shares	6,916,965	1,826
	Grupo Argos SA	543,762	1,415
	Cementos Argos SA	927,844	1,339
*	Corp. Financiera Colombiana SA	170,054	1,284
	Grupo De Inversiones Suramericana SA Preference Shares	153,364	644
	Grupo Aval Acciones y Valores SA ADR	21,896	114
	Bancolombia SA Preference Shares	11,063	79
	Cementos Argos SA Preference Shares	296	—
			28,914
Czech Republic (0.0%)
	CEZ AS	297,901	8,264

		Shares	Market Value ($000)
*	Komercni banka AS	138,121	5,127
*,3	Moneta Money Bank AS	654,416	2,658
	O2 Czech Republic AS	83,398	1,018
			17,067
Denmark (1.6%)
	Novo Nordisk A/S Class B	3,044,324	281,817
	DSV PANALPINA A/S	368,008	89,708
	Vestas Wind Systems A/S	1,888,342	69,632
[3]	Orsted AS	352,724	52,316
*	Genmab A/S	110,833	50,094
	Coloplast A/S Class B	248,832	45,502
	Carlsberg AS Class B	183,592	33,925
	AP Moller - Maersk A/S Class B	10,582	29,367
	Novozymes A/S Class B	371,586	29,194
	Pandora A/S	181,235	23,444
	Danske Bank A/S	1,230,629	21,568
	AP Moller - Maersk A/S Class A	8,059	21,545
	GN Store Nord A/S	243,229	21,315
	Chr Hansen Holding A/S	192,155	17,281
	Tryg A/S	573,318	14,169
*	Demant A/S	196,108	11,986
	Ambu A/S Class B	322,710	11,939
	SimCorp A/S	73,635	10,231
	ROCKWOOL International A/S Class B	11,796	6,259
	H Lundbeck A/S	107,065	3,231
			844,523
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	2,352,054	8,558
*	Egypt Kuwait Holding Co. SAE	1,636,113	1,628
	Eastern Co. SAE	1,778,143	1,332
	ElSewedy Electric Co.	1,436,275	806
	Talaat Moustafa Group	1,726,996	791
	Telecom Egypt Co.	582,348	522
			13,637
Finland (0.9%)
*	Nokia Oyj	10,543,304	64,782
	Nordea Bank Abp	5,225,418	61,192
	Kone Oyj Class B	736,266	60,982
	Neste Oyj	779,140	47,894
	Sampo Oyj Class A	949,439	45,695
	UPM-Kymmene Oyj	1,000,438	40,883
	Fortum Oyj	807,405	22,244
	Kesko Oyj Class B	505,951	21,686
	Stora Enso Oyj Class R	1,077,006	21,327
	Elisa Oyj	268,016	17,226
	Nordea Bank Abp (XHEL)	1,411,028	16,560
	Wartsila Oyj Abp	913,577	13,763
	Metso Outotec Oyj	1,136,881	12,908
	Nokian Renkaat Oyj	253,624	10,697
	Huhtamaki Oyj	171,344	9,126
	Kojamo Oyj	362,977	8,949
	Orion Oyj Class B	193,674	8,244
			484,158
France (6.8%)
	LVMH Moet Hennessy Louis Vuitton SE	468,881	375,418
	Sanofi	2,045,768	210,864
	TotalEnergies SE	4,541,748	198,051

		Shares	Market Value ($000)
	Schneider Electric SE	991,143	166,005
*	Airbus SE	1,041,232	142,824
*	L'Oreal SA Loyalty Shares	290,348	132,832
	BNP Paribas SA	2,054,809	125,301
	Kering SA	137,338	123,211
	EssilorLuxottica SA	552,223	104,250
	Vinci SA	924,309	97,861
*	Air Liquide SA Loyalty Shares	560,609	97,495
	AXA SA	3,603,441	93,318
	Hermes International	57,974	88,629
	Pernod Ricard SA	390,943	86,284
	Safran SA	651,553	85,272
	Danone SA	1,123,685	82,651
	L'Oreal SA (XPAR)	160,029	73,212
	Dassault Systemes SE	1,245,111	68,683
	Cie de Saint-Gobain	888,562	63,513
	Capgemini SE	293,687	63,481
	Legrand SA	500,995	56,460
	Air Liquide SA (XPAR)	308,808	53,704
	Cie Generale des Etablissements Michelin SCA	327,501	53,495
	STMicroelectronics NV	1,180,804	48,595
	Vivendi SE	1,398,210	47,241
	Teleperformance	108,755	45,873
*,3	Worldline SA	455,602	42,644
	Societe Generale SA	1,451,403	42,505
	Orange SA	3,580,477	39,848
	Veolia Environnement SA	960,229	31,493
	Credit Agricole SA	2,181,228	30,414
	Eurofins Scientific SE	227,677	27,233
	Edenred	461,095	26,788
*	Engie SA Loyalty Shares	1,983,397	26,449
	Publicis Groupe SA	418,770	26,437
	Sartorius Stedim Biotech	44,895	25,628
*,1	Alstom SA	552,918	22,933
	Carrefour SA	1,091,503	20,274
	Thales SA	188,365	19,770
	Bureau Veritas SA	532,450	17,584
[3]	Euronext NV	150,742	16,769
	Suez SA	710,294	16,569
	Arkema SA	125,267	15,945
	Bouygues SA	398,928	15,375
	Gecina SA	96,762	15,346
	Engie SA (XPAR)	1,125,287	15,006
	Eiffage SA	139,570	14,228
	Getlink SE	850,520	13,624
*	Renault SA	344,329	13,078
	Valeo	449,040	12,984
*	Accor SA	342,359	12,116
*	Rexel SA	569,744	12,028
	Orpea SA	91,217	11,583
*	Ubisoft Entertainment SA	177,877	11,276
	Bollore SA	1,857,864	10,382
	Remy Cointreau SA	45,852	10,072
[3]	Amundi SA	106,207	9,809
	BioMerieux	79,441	9,472
*	SOITEC	38,519	9,235
*	EDF	739,809	8,981
	Covivio	93,915	8,823

		Shares	Market Value ($000)
[3]	La Francaise des Jeux SAEM	163,467	8,739
	Faurecia SE (XPAR)	192,602	8,596
	Atos SE	177,141	8,471
*	Klepierre SA	344,159	8,333
	SCOR SE	291,988	8,154
	Wendel SE	50,833	7,135
	Rubis SCA	175,941	7,058
	Ipsen SA	64,079	6,848
*	Aeroports de Paris	52,860	6,408
*	TechnipFMC plc (XNYS)	857,917	6,210
	Iliad SA	28,352	6,110
*	SEB SA Loyalty Shares	36,167	6,009
	ICADE	59,154	5,407
*	Sodexo SA ACT Loyalty Shares	62,503	5,326
*	Eurazeo SA	54,926	5,320
	Dassault Aviation SA	4,274	5,089
	CNP Assurances	272,199	4,627
*	Sodexo SA (XPAR)	53,810	4,585
*	JCDecaux SA	135,440	3,695
	Imerys SA	71,094	3,293
*	Sodexo SA Loyalty Shares 2025	38,129	3,249
	Cie Plastic Omnium SA	101,050	3,207
	SEB SA (XPAR)	18,821	3,127
*	Technip Energies NV	227,686	3,086
*,1	Casino Guichard Perrachon SA	99,474	2,812
	Electricite de France SA (XPAR)	219,659	2,667
	Eurazeo SE	26,128	2,531
[3]	ALD SA	149,338	2,186
*,3	Neoen SA (XPAR)	47,441	2,057
	Faurecia SE	35,027	1,596
*	Sodexo SA Loyalty Shares	8,591	732
*	SEB SA Loyalty Shares 2023	1,260	209
			3,600,096
Germany (5.8%)
	SAP SE	2,085,012	299,223
	Siemens AG (Registered)	1,414,901	220,771
	Allianz SE (Registered)	769,428	191,252
	Daimler AG (Registered)	1,589,058	141,807
	BASF SE	1,713,403	134,637
	adidas AG	358,462	130,105
	Deutsche Telekom AG (Registered)	6,044,008	125,438
	Deutsche Post AG (Registered)	1,831,407	124,117
	Bayer AG (Registered)	1,839,754	109,611
	Infineon Technologies AG	2,435,382	93,066
	Volkswagen AG Preference Shares	345,619	84,183
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	262,474	70,822
	Vonovia SE	1,059,834	70,563
	Bayerische Motoren Werke AG	604,579	60,114
	Deutsche Boerse AG	343,976	57,397
*,3	Delivery Hero SE	352,023	52,625
	E.ON SE	4,055,247	49,853
	Merck KGaA	242,148	49,569
*	Deutsche Bank AG (Registered)	3,824,631	48,214
*,1,3	Zalando SE	407,936	45,327
	RWE AG	1,179,983	41,955
	Deutsche Wohnen SE	644,306	40,225
	Fresenius SE & Co. KGaA	754,291	39,646

		Shares	Market Value ($000)
	Symrise AG Class A	236,340	34,848
[3]	Siemens Healthineers AG	518,230	34,214
	Henkel AG & Co. KGaA Preference Shares	323,343	32,782
	Porsche Automobil Holding SE Preference Shares	286,641	31,023
	Fresenius Medical Care AG & Co. KGaA	380,015	29,953
	Brenntag SE	290,857	29,051
	Sartorius AG Preference Shares	46,109	27,892
*	Continental AG	202,391	27,494
*	HelloFresh SE	276,124	25,884
	MTU Aero Engines AG	99,894	24,987
	HeidelbergCement AG	278,150	24,649
	Puma SE	186,592	22,889
	Beiersdorf AG	186,815	22,189
*	QIAGEN NV	413,096	22,139
[3]	Covestro AG	337,485	21,741
	LEG Immobilien SE (XETR)	135,102	21,352
	Volkswagen AG	57,705	19,152
*	Siemens Energy AG	700,223	19,049
	Hannover Rueck SE	112,590	18,925
	Henkel AG & Co. KGaA	196,367	17,855
	Aroundtown SA	2,246,710	17,585
	KION Group AG	153,864	16,339
	Carl Zeiss Meditec AG (Bearer)	68,323	15,216
	Knorr-Bremse AG	124,295	14,075
	GEA Group AG	311,716	13,822
[3]	Scout24 AG	159,680	13,674
*	Commerzbank AG	1,951,946	12,570
	Evonik Industries AG	361,214	12,559
	LANXESS AG	161,301	11,682
*	Evotec SE	273,800	11,353
	Bechtle AG	51,405	10,614
*,3	TeamViewer AG	295,390	9,931
	Nemetschek SE	100,975	8,911
	Bayerische Motoren Werke AG Preference Shares	103,583	8,891
*	thyssenkrupp AG	870,884	8,676
	United Internet AG (Registered)	202,383	8,376
	Rheinmetall AG	80,803	7,754
*	CTS Eventim AG & Co. KGaA	109,321	7,428
	Rational AG	6,141	6,687
	FUCHS PETROLUB SE Preference Shares	132,663	6,610
	Uniper SE	164,696	6,430
*,1	Deutsche Lufthansa AG (Registered)	558,823	6,312
*,3	Auto1 Group SE	123,636	6,056
*,1	Hella GmbH & Co. KGaA	82,482	5,775
	ProSiebenSat.1 Media SE	293,663	5,579
[1]	Varta AG	26,228	4,550
*	Fraport AG Frankfurt Airport Services Worldwide	65,039	4,278
*	Talanx AG	98,740	4,195
	Wacker Chemie AG	27,992	4,118
*	RTL Group SA	72,305	4,093
	Fielmann AG	45,361	3,406
	Telefonica Deutschland Holding AG	1,222,778	3,296
	METRO AG	243,769	3,160
[3]	DWS Group GmbH & Co. KGaA	62,429	2,945
	Traton SE	93,823	2,943
	HOCHTIEF AG	36,378	2,887
	1&1 AG	84,806	2,516
	FUCHS PETROLUB SE	60,009	2,402

		Shares	Market Value ($000)
*	TUI AG (XGAT)	432,752	2,026
	Sartorius AG	405	252
			3,088,560
Greece (0.1%)
	Hellenic Telecommunications Organization SA	420,075	7,666
	OPAP SA	376,120	5,433
*	Alpha Services and Holdings SA	3,916,932	5,058
	Mytilineos SA	239,986	4,451
*	Eurobank Ergasias Services and Holdings SA	4,627,230	4,361
	JUMBO SA	205,043	3,258
*	National Bank of Greece SA	993,461	2,813
*	Public Power Corp. SA	205,033	2,201
*	Motor Oil Hellas Corinth Refineries SA	98,194	1,578
	Terna Energy SA	77,113	1,036
	Hellenic Petroleum SA	106,801	731
*,2	FF Group	60,219	343
			38,929
Hong Kong (2.2%)
	AIA Group Ltd.	22,712,611	271,774
	Hong Kong Exchanges & Clearing Ltd.	2,376,155	151,859
	Techtronic Industries Co. Ltd.	2,341,774	41,759
	Sun Hung Kai Properties Ltd.	2,662,994	38,095
	Link REIT	3,902,625	37,295
	CK Hutchison Holdings Ltd.	5,017,599	36,660
	Hong Kong & China Gas Co. Ltd.	20,379,110	33,143
	CLP Holdings Ltd.	3,086,871	31,830
	CK Asset Holdings Ltd.	4,123,938	28,058
*	Galaxy Entertainment Group Ltd.	4,033,061	27,332
	Hang Seng Bank Ltd.	1,358,337	26,014
	Jardine Matheson Holdings Ltd.	386,832	23,015
	BOC Hong Kong Holdings Ltd.	6,716,530	21,569
	Wharf Real Estate Investment Co. Ltd.	3,085,420	17,426
	Power Assets Holdings Ltd.	2,575,404	16,651
	MTR Corp. Ltd.	2,684,672	15,917
*	Sands China Ltd.	4,515,904	15,381
	Xinyi Glass Holdings Ltd.	3,800,583	14,204
	Lenovo Group Ltd.	14,066,809	13,117
[3]	WH Group Ltd.	15,771,999	13,068
	New World Development Co. Ltd.	2,675,554	12,684
*,3	ESR Cayman Ltd.	3,448,314	12,120
	Henderson Land Development Co. Ltd.	2,441,302	10,908
	Sino Land Co. Ltd.	6,496,520	9,955
	Hongkong Land Holdings Ltd.	2,186,054	9,918
	Hang Lung Properties Ltd.	3,805,140	9,849
	SITC International Holdings Co. Ltd.	2,209,534	9,115
[3]	Budweiser Brewing Co. APAC Ltd.	3,169,733	8,846
	Wharf Holdings Ltd.	2,547,643	8,645
	AAC Technologies Holdings Inc.	1,286,837	7,724
	PRADA SPA	947,435	7,424
	ASM Pacific Technology Ltd.	574,000	7,401
	CK Infrastructure Holdings Ltd.	1,163,059	7,021
	Chow Tai Fook Jewellery Group Ltd.	3,267,497	6,850
	Microport Scientific Corp.	894,274	6,764
	Want Want China Holdings Ltd.	10,002,807	6,752
	Tingyi Cayman Islands Holding Corp.	3,510,367	6,329
	Swire Pacific Ltd. Class A	957,852	5,950
	Man Wah Holdings Ltd.	2,854,853	5,728

		Shares	Market Value ($000)
	Swire Properties Ltd.	2,001,092	5,691
	Minth Group Ltd.	1,307,714	5,530
	Hysan Development Co. Ltd.	1,139,877	4,486
*,3	Samsonite International SA	2,407,303	4,481
	Vitasoy International Holdings Ltd.	1,492,957	4,194
	PCCW Ltd.	7,761,776	4,066
	Hang Lung Group Ltd.	1,630,040	3,992
	Bank of East Asia Ltd.	2,373,852	3,911
	Huabao International Holdings Ltd.	1,580,849	3,640
*	Wynn Macau Ltd.	2,706,120	3,468
	Kerry Logistics Network Ltd.	1,102,965	3,287
	Kerry Properties Ltd.	1,104,233	3,261
*	SJM Holdings Ltd.	3,460,915	3,122
[3]	Js Global Lifestyle Co. Ltd.	1,189,591	3,000
	VTech Holdings Ltd.	301,620	2,991
	L'Occitane International SA	852,105	2,962
[3]	BOC Aviation Ltd.	380,126	2,795
*	Yue Yuen Industrial Holdings Ltd.	1,308,824	2,762
	NWS Holdings Ltd.	2,565,079	2,585
*	Melco International Development Ltd.	1,412,675	2,256
*	MMG Ltd.	4,207,627	2,146
	Champion REIT	3,749,530	2,130
	Dairy Farm International Holdings Ltd.	565,514	2,125
	Uni-President China Holdings Ltd.	2,110,604	2,122
	NagaCorp Ltd.	2,770,788	2,036
	Lee & Man Paper Manufacturing Ltd.	2,624,583	1,960
	United Energy Group Ltd.	13,790,205	1,880
	Nexteer Automotive Group Ltd.	1,494,541	1,868
*	Sun Art Retail Group Ltd.	2,977,000	1,853
*	Shangri-La Asia Ltd.	2,048,616	1,820
	Swire Pacific Ltd. Class B	1,666,088	1,702
*	MGM China Holdings Ltd.	1,311,723	1,584
	Johnson Electric Holdings Ltd.	640,643	1,502
*	Cathay Pacific Airways Ltd.	1,799,730	1,444
	First Pacific Co. Ltd.	4,265,139	1,423
*	Towngas China Co. Ltd.	2,049,307	1,347
[1]	Vinda International Holdings Ltd.	469,842	1,327
	Haitong International Securities Group Ltd.	4,497,047	1,159
	Cafe de Coral Holdings Ltd.	586,419	1,142
*	Shui On Land Ltd.	6,392,076	1,021
*	Shun Tak Holdings Ltd.	3,237,139	938
	Dah Sing Financial Holdings Ltd.	253,449	799
*	FIH Mobile Ltd.	5,543,303	757
	Guotai Junan International Holdings Ltd.	4,476,212	676
*	China Travel International Investment Hong Kong Ltd.	4,636,794	667
	Dah Sing Banking Group Ltd.	642,105	661
*	Lifestyle International Holdings Ltd.	837,820	598
*,1,3	FIT Hon Teng Ltd.	2,102,242	450
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,098,363	408
*	Macau Legend Development Ltd.	2,497,000	321
*,2	Brightoil	3,241,567	84
*,1,2	Huishan Dairy	5,503,795	—
			1,146,580
Hungary (0.1%)
*	OTP Bank Nyrt	425,297	22,935
	Richter Gedeon Nyrt	259,524	7,120
*	MOL Hungarian Oil & Gas plc	678,946	5,409

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	694,052	982
			36,446
India (3.4%)
	Housing Development Finance Corp. Ltd.	3,299,406	108,615
	Reliance Industries Ltd.	3,410,987	93,502
	Infosys Ltd. ADR	4,128,417	91,321
	Tata Consultancy Services Ltd.	1,944,988	82,922
[3]	Reliance Industries Ltd. GDR	1,339,632	74,074
	Infosys Ltd.	2,560,401	55,801
	Hindustan Unilever Ltd.	1,654,392	51,983
*	Axis Bank Ltd.	4,346,120	41,500
	Bajaj Finance Ltd.	437,149	36,700
	Asian Paints Ltd.	841,320	33,475
	Bharti Airtel Ltd.	4,260,684	32,229
	Tata Steel Ltd.	1,487,728	28,733
	HCL Technologies Ltd.	2,025,389	27,929
	Larsen & Toubro Ltd.	1,284,225	27,711
	ICICI Bank Ltd.	3,006,449	27,654
	Maruti Suzuki India Ltd.	246,913	23,199
	UltraTech Cement Ltd.	213,418	21,882
	Sun Pharmaceutical Industries Ltd.	2,025,544	21,091
	JSW Steel Ltd.	1,869,057	18,542
	Tech Mahindra Ltd.	1,126,189	18,334
	Titan Co. Ltd.	776,071	17,913
	Mahindra & Mahindra Ltd.	1,710,961	17,126
	State Bank of India GDR (Registered)	277,047	16,078
	Nestle India Ltd.	66,965	15,942
	Hindalco Industries Ltd.	2,627,702	15,744
*	Divi's Laboratories Ltd.	238,026	15,703
	ITC Ltd.	5,487,561	15,131
	Grasim Industries Ltd.	714,416	14,928
	Bajaj Finserv Ltd.	71,254	13,660
*	Tata Motors Ltd.	3,355,740	13,289
	NTPC Ltd.	8,250,945	13,122
*,3	Avenue Supermarts Ltd.	277,266	13,058
	Adani Ports & Special Economic Zone Ltd.	1,425,324	12,952
	Wipro Ltd. ADR	1,546,239	12,880
[3]	HDFC Life Insurance Co. Ltd.	1,393,561	12,448
*	Cipla Ltd.	951,911	11,779
[3]	SBI Life Insurance Co. Ltd.	782,713	11,580
	Tata Consumer Products Ltd.	1,126,293	11,458
	Bharat Petroleum Corp. Ltd.	1,833,171	11,001
	UPL Ltd.	991,669	10,804
	Britannia Industries Ltd.	221,467	10,204
	Power Grid Corp. of India Ltd.	4,388,092	10,111
	Apollo Hospitals Enterprise Ltd.	184,090	9,992
	Info Edge India Ltd.	141,873	9,966
	Dr. Reddy's Laboratories Ltd.	151,991	9,631
	Shree Cement Ltd.	25,105	9,555
	Adani Enterprises Ltd.	490,642	9,372
	Vedanta Ltd.	2,291,656	9,323
	Hero MotoCorp Ltd.	243,598	9,060
*	Godrej Consumer Products Ltd.	674,123	8,956
	Oil & Natural Gas Corp. Ltd.	5,637,985	8,733
	Pidilite Industries Ltd.	283,908	8,703
*	Adani Green Energy Ltd.	733,675	8,671
*	Eicher Motors Ltd.	249,349	8,493
	Dabur India Ltd.	977,223	7,895

		Shares	Market Value ($000)
[3]	ICICI Lombard General Insurance Co. Ltd.	368,455	7,317
	Indian Oil Corp. Ltd.	5,154,963	7,151
	Havells India Ltd.	450,375	7,116
*	Motherson Sumi Systems Ltd.	2,250,849	7,109
	Marico Ltd.	964,061	7,093
	Ambuja Cements Ltd.	1,274,733	7,057
	Indus Towers Ltd.	2,328,339	6,963
	Piramal Enterprises Ltd.	221,474	6,914
*	Jubilant Foodworks Ltd.	134,537	6,844
	Coal India Ltd.	3,488,358	6,727
	Bajaj Auto Ltd.	129,583	6,679
	Lupin Ltd.	445,546	6,639
	Wipro Ltd.	826,023	6,529
	Shriram Transport Finance Co. Ltd.	347,503	6,517
	Tata Power Co. Ltd.	3,769,538	6,346
	Adani Total Gas Ltd.	520,527	6,261
	Gail India Ltd.	3,310,327	6,215
	SRF Ltd.	52,608	6,127
	Voltas Ltd.	427,556	6,095
	Aurobindo Pharma Ltd.	487,086	6,008
*	SBI Cards & Payment Services Ltd.	419,980	5,857
	Mphasis Ltd.	166,796	5,833
[3]	Bandhan Bank Ltd.	1,482,118	5,812
[3]	ICICI Prudential Life Insurance Co. Ltd.	675,893	5,754
	Colgate-Palmolive India Ltd.	247,806	5,681
	MRF Ltd.	5,029	5,408
	PI Industries Ltd.	135,587	5,378
[3]	Larsen & Toubro Infotech Ltd.	82,888	5,223
	ACC Ltd.	157,540	5,077
	DLF Ltd.	1,115,395	5,072
	Bharat Electronics Ltd.	2,029,784	5,043
	Berger Paints India Ltd.	436,083	4,948
	Indraprastha Gas Ltd.	650,831	4,886
	Bharat Forge Ltd.	466,382	4,848
	Balkrishna Industries Ltd.	150,227	4,800
*	Ashok Leyland Ltd.	2,675,885	4,789
	Cholamandalam Investment and Finance Co. Ltd.	746,376	4,780
[3]	HDFC Asset Management Co. Ltd.	122,772	4,715
	Hindustan Petroleum Corp. Ltd.	1,326,027	4,659
*,3	AU Small Finance Bank Ltd.	283,132	4,653
	Astral Ltd. (XNSE)	165,398	4,637
*	United Spirits Ltd.	534,281	4,609
	Page Industries Ltd.	10,657	4,521
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,502
	Container Corp. of India Ltd.	511,944	4,441
*	Biocon Ltd.	844,765	4,393
*	Jindal Steel & Power Ltd.	747,248	4,345
	Embassy Office Parks REIT	885,600	4,307
	Steel Authority of India Ltd.	2,207,124	4,221
	Siemens Ltd.	160,477	4,219
	Trent Ltd.	338,012	4,198
	Zee Entertainment Enterprises Ltd.	1,537,207	4,197
	Petronet LNG Ltd.	1,397,398	4,101
	Tata Communications Ltd.	208,966	4,057
	NMDC Ltd.	1,646,567	4,022
*,3	InterGlobe Aviation Ltd.	179,481	3,969
*	IDFC First Bank Ltd.	5,633,287	3,943
	Power Finance Corp. Ltd.	2,142,548	3,747

		Shares	Market Value ($000)
	Muthoot Finance Ltd.	178,631	3,735
	Torrent Pharmaceuticals Ltd.	87,690	3,622
	Gujarat Gas Ltd.	373,843	3,596
	Cadila Healthcare Ltd.	455,431	3,590
	Ipca Laboratories Ltd.	126,413	3,577
*	Godrej Properties Ltd.	163,560	3,527
	REC Ltd.	1,731,100	3,521
	State Bank of India	578,988	3,366
*	Power Grid Corp. of India Ltd. (XNSE)	1,462,697	3,364
	Bosch Ltd.	16,099	3,243
	Federal Bank Ltd.	2,659,706	3,132
	LIC Housing Finance Ltd.	550,472	3,044
	Mindtree Ltd.	78,570	3,028
	Indian Railway Catering & Tourism Corp. Ltd.	94,744	2,974
	Emami Ltd.	391,164	2,943
	Cummins India Ltd.	253,601	2,908
	TVS Motor Co. Ltd.	370,487	2,891
	Bajaj Holdings & Investment Ltd.	50,915	2,755
	Varun Beverages Ltd.	249,825	2,559
	Coromandel International Ltd.	202,150	2,495
	Torrent Power Ltd.	399,972	2,450
	Bata India Ltd.	112,282	2,448
	United Breweries Ltd.	127,180	2,444
	Oracle Financial Services Software Ltd.	41,276	2,396
*	Dalmia Bharat Ltd.	82,968	2,391
	Honeywell Automation India Ltd.	4,048	2,328
	Indiabulls Housing Finance Ltd.	626,312	2,322
	Mahindra & Mahindra Financial Services Ltd.	1,113,541	2,268
	Glenmark Pharmaceuticals Ltd.	275,961	2,256
	JSW Energy Ltd.	664,223	2,256
*	Adani Power Ltd.	1,724,559	2,224
*,3	RBL Bank Ltd.	842,759	2,191
	ABB India Ltd.	95,839	2,191
	Alkem Laboratories Ltd.	44,909	2,086
*	Bank of Baroda	1,917,638	2,072
	Oil India Ltd.	911,213	2,045
	Exide Industries Ltd.	846,098	2,034
	Rajesh Exports Ltd.	241,041	2,009
*	Oberoi Realty Ltd.	217,960	1,968
	Kansai Nerolac Paints Ltd.	233,508	1,966
*	L&T Finance Holdings Ltd.	1,634,811	1,946
*	Bharat Heavy Electricals Ltd.	2,386,472	1,911
	Hindustan Zinc Ltd.	431,442	1,862
	Bayer CropScience Ltd.	23,920	1,858
*	3M India Ltd.	5,231	1,735
	GlaxoSmithKline Pharmaceuticals Ltd.	78,928	1,707
	Castrol India Ltd.	917,394	1,707
*	Tata Motors Ltd. Class A	882,466	1,663
*	Vodafone Idea Ltd.	14,700,378	1,631
	Whirlpool of India Ltd.	54,960	1,627
*	Aditya Birla Capital Ltd.	1,025,991	1,600
*	GMR Infrastructure Ltd.	3,997,146	1,529
	NHPC Ltd.	4,095,961	1,446
	Sun TV Network Ltd.	181,693	1,418
[3]	Nippon Life India Asset Management Ltd.	264,078	1,417
*	Canara Bank	596,020	1,229
	Gillette India Ltd.	13,938	1,123
*	Godrej Industries Ltd.	147,850	1,087

		Shares	Market Value ($000)
*	Punjab National Bank	2,030,911	1,079
[3]	Indian Railway Finance Corp. Ltd.	3,249,187	1,005
	Hindustan Aeronautics Ltd.	60,137	903
*	Bank of India	657,868	658
*	Union Bank of India	1,015,425	504
*	Yes Bank Ltd.	2,544,587	437
*	Mangalore Refinery & Petrochemicals Ltd.	358,803	216
			1,787,323
Indonesia (0.3%)
	Bank Central Asia Tbk PT	18,064,199	37,291
	Bank Rakyat Indonesia Persero Tbk PT	99,008,115	25,400
	Telkom Indonesia Persero Tbk PT	86,985,524	19,499
	Bank Mandiri Persero Tbk PT	34,671,272	13,661
	Astra International Tbk PT	37,930,888	12,385
	Charoen Pokphand Indonesia Tbk PT	13,700,564	5,805
	Sarana Menara Nusantara Tbk PT	47,442,500	4,806
	Bank Negara Indonesia Persero Tbk PT	13,893,187	4,588
	Tower Bersama Infrastructure Tbk PT	18,286,225	4,062
	United Tractors Tbk PT	2,829,212	3,828
*	Indofood Sukses Makmur Tbk PT	8,271,805	3,477
	Unilever Indonesia Tbk PT	10,745,150	3,138
	Barito Pacific Tbk PT	45,990,700	3,086
	Kalbe Farma Tbk PT	35,380,737	3,084
	Semen Indonesia Persero Tbk PT	5,259,949	2,803
*	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,324
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,906,400	2,306
	Adaro Energy Tbk PT	23,474,263	2,168
	Gudang Garam Tbk PT	838,686	1,904
*	Smartfren Telecom Tbk PT	175,820,700	1,823
*	Surya Citra Media Tbk PT	10,201,079	1,623
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	1,444
	Vale Indonesia Tbk PT	3,718,262	1,414
*	Perusahaan Gas Negara Persero Tbk PT	18,640,846	1,257
	Bukit Asam Tbk PT	7,513,155	1,159
	XL Axiata Tbk PT	6,217,150	1,157
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,146
*	Bumi Serpong Damai Tbk PT	16,988,240	1,098
*	Jasa Marga Persero Tbk PT	3,751,819	1,023
	Mayora Indah Tbk PT	6,456,700	981
*	Media Nusantara Citra Tbk PT	8,802,166	481
	Astra Agro Lestari Tbk PT	680,225	374
	Bank Danamon Indonesia Tbk PT	1,024,127	153
			170,748
Ireland (0.2%)
	Kerry Group plc Class A	288,256	42,712
	Kingspan Group plc	283,638	30,844
*	Flutter Entertainment plc	115,231	19,644
	Glanbia plc (XDUB)	361,329	6,203
*	AIB Group plc	1,444,236	3,547
	CRH plc	67,919	3,394
*,2	Irish Bank Resolution Corp.	236,607	—
			106,344
Israel (0.4%)
*	Nice Ltd.	118,458	32,965
*	Bank Leumi Le-Israel BM	2,715,250	20,748
*	Bank Hapoalim BM	2,224,320	17,701
*	Teva Pharmaceutical Industries Ltd.	1,831,155	17,647

		Shares	Market Value ($000)
*	Israel Discount Bank Ltd. Class A	2,192,303	10,270
	ICL Group Ltd.	1,310,179	9,547
*	Mizrahi Tefahot Bank Ltd.	256,580	7,776
	Elbit Systems Ltd.	45,980	6,055
	Azrieli Group Ltd.	68,685	5,470
*	Tower Semiconductor Ltd.	198,506	5,357
*	Nova Ltd.	51,665	4,951
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,841,056	4,103
	Mivne Real Estate KD Ltd.	1,287,793	3,848
*	Enlight Renewable Energy Ltd.	1,674,014	3,742
*	First International Bank of Israel Ltd.	97,062	3,078
	Alony Hetz Properties & Investments Ltd.	196,736	2,680
*	Big Shopping Centers Ltd.	17,859	2,497
*	Melisron Ltd.	32,243	2,377
*	Airport City Ltd.	129,487	2,207
*	Shikun & Binui Ltd.	388,013	2,198
	Phoenix Holdings Ltd.	222,918	2,130
*	Paz Oil Co. Ltd.	17,613	2,127
	Strauss Group Ltd.	76,174	2,112
	Harel Insurance Investments & Financial Services Ltd.	208,347	1,977
	Shufersal Ltd.	227,012	1,827
	Amot Investments Ltd.	275,678	1,820
	Electra Ltd.	3,179	1,787
	Maytronics Ltd.	78,361	1,704
	Gav-Yam Lands Corp. Ltd.	173,184	1,641
	Ashtrom Group Ltd.	68,981	1,483
	Shapir Engineering and Industry Ltd.	197,753	1,465
	Energix-Renewable Energies Ltd.	341,758	1,347
*	OPC Energy Ltd.	129,699	1,228
	Sapiens International Corp. NV	48,542	1,223
	Gazit-Globe Ltd.	126,514	941
*	Fattal Holdings 1998 Ltd.	9,098	795
*	Teva Pharmaceutical Industries Ltd. ADR	14,374	139
			190,963
Italy (1.6%)
	Enel SPA	14,549,282	134,079
	Intesa Sanpaolo SPA	31,067,363	85,825
	Eni SPA	4,709,053	55,687
	Ferrari NV	227,479	49,576
	UniCredit SPA	4,068,189	48,661
	Assicurazioni Generali SPA	2,416,593	48,182
	Stellantis NV	2,059,162	39,488
	Stellantis NV (XNYS)	1,726,792	33,157
	CNH Industrial NV	1,845,101	30,809
	Moncler SPA	402,577	27,650
	Snam SPA (MTAA)	4,161,221	25,171
	Terna SPA	2,632,975	20,896
*	FinecoBank Banca Fineco SPA	1,139,040	20,396
	Prysmian SPA	493,542	17,695
*,3	Nexi SPA	817,610	17,518
*	Atlantia SPA	920,520	16,697
*	Mediobanca Banca di Credito Finanziario SPA	1,385,903	16,221
	EXOR NV	194,129	15,949
	Davide Campari-Milano NV	924,686	13,000
	Amplifon SPA	241,069	11,905
[3]	Poste Italiane SPA	857,040	11,341
	Recordati Industria Chimica e Farmaceutica SPA	180,838	11,185
	Telecom Italia SPA	20,881,940	9,144

		Shares	Market Value ($000)
	DiaSorin SPA	42,068	8,538
	A2A SPA	3,540,992	7,513
[3]	Infrastrutture Wireless Italiane SPA	655,309	7,402
	Tenaris SA	673,424	6,861
	Italgas SPA	994,611	6,732
	Hera SPA	1,462,239	6,214
*	Leonardo SPA	742,179	5,833
[3]	Pirelli & C SPA	882,237	5,328
	Banca Mediolanum SPA	534,633	5,262
	Telecom Italia SPA Savings Shares	10,559,074	4,923
	Buzzi Unicem SPA	171,460	4,532
	UnipolSai Assicurazioni SPA	793,574	2,203
			831,573
Japan (15.6%)
	Toyota Motor Corp.	4,626,707	415,365
	Sony Group Corp.	2,319,284	242,287
	Keyence Corp.	336,874	187,640
	SoftBank Group Corp.	2,541,207	159,805
	Recruit Holdings Co. Ltd.	2,501,514	129,655
	Mitsubishi UFJ Financial Group Inc.	23,201,654	122,567
	Shin-Etsu Chemical Co. Ltd.	743,497	121,286
	Tokyo Electron Ltd.	276,336	113,968
	Daikin Industries Ltd.	496,431	103,671
	Nintendo Co. Ltd.	200,765	103,214
	Honda Motor Co. Ltd.	3,197,613	102,701
	Hitachi Ltd.	1,733,136	99,689
	Nidec Corp.	867,069	97,323
	KDDI Corp.	3,147,724	96,269
	Hoya Corp.	667,409	94,218
	Takeda Pharmaceutical Co. Ltd.	2,721,855	90,601
	Murata Manufacturing Co. Ltd.	1,067,355	88,575
	Sumitomo Mitsui Financial Group Inc.	2,427,981	81,845
	FANUC Corp.	359,310	80,474
	ITOCHU Corp.	2,535,728	75,056
	Daiichi Sankyo Co. Ltd.	3,517,469	69,661
	Mitsui & Co. Ltd.	3,021,670	69,355
	Mizuho Financial Group Inc.	4,748,070	67,848
	Softbank Corp.	5,108,639	66,725
	Fast Retailing Co. Ltd.	96,762	65,624
	Seven & i Holdings Co. Ltd.	1,441,459	64,318
	SMC Corp.	106,231	63,152
	Mitsubishi Corp.	2,241,372	62,868
	Fujitsu Ltd.	351,439	59,790
	Denso Corp.	851,284	58,484
	Nippon Telegraph & Telephone Corp.	2,264,749	57,996
	Tokio Marine Holdings Inc.	1,209,170	57,630
	Astellas Pharma Inc.	3,473,116	55,318
	Kao Corp.	868,283	52,281
	M3 Inc.	788,611	51,580
	Mitsubishi Electric Corp.	3,702,126	50,228
	Central Japan Railway Co.	338,797	49,283
	Shiseido Co. Ltd.	726,684	48,568
	Panasonic Corp.	3,992,084	48,205
	Oriental Land Co. Ltd.	350,537	48,024
	FUJIFILM Holdings Corp.	668,726	47,990
	Terumo Corp.	1,232,631	47,839
	Bridgestone Corp.	1,079,902	47,575
	East Japan Railway Co.	676,619	45,078

		Shares	Market Value ($000)
	Chugai Pharmaceutical Co. Ltd.	1,217,721	44,874
	Japan Tobacco Inc.	2,221,075	43,400
	Canon Inc.	1,875,140	43,181
	Sysmex Corp.	361,918	43,065
	Komatsu Ltd.	1,717,409	43,037
	Kubota Corp.	2,040,870	42,678
	Eisai Co. Ltd.	494,774	40,697
	Olympus Corp.	1,975,779	40,660
	Mitsui Fudosan Co. Ltd.	1,722,585	40,287
	ORIX Corp.	2,286,821	40,009
	Shimano Inc.	148,960	38,131
	Daiwa House Industry Co. Ltd.	1,198,329	36,741
	Dai-ichi Life Holdings Inc.	1,987,425	36,579
	Aeon Co. Ltd.	1,317,885	36,064
	Toshiba Corp.	827,285	35,608
	Kyocera Corp.	575,821	35,581
	Asahi Group Holdings Ltd.	787,550	35,435
	Suzuki Motor Corp.	845,697	34,408
	Mitsubishi Estate Co. Ltd.	2,134,183	33,479
	Advantest Corp.	367,941	32,482
	Otsuka Holdings Co. Ltd.	784,600	31,187
	Omron Corp.	349,103	29,875
	Unicharm Corp.	731,078	29,344
	Sumitomo Corp.	2,107,227	28,637
	Nomura Holdings Inc.	5,690,680	28,497
	Secom Co. Ltd.	363,573	27,519
	MS&AD Insurance Group Holdings Inc.	881,948	27,262
	Shionogi & Co. Ltd.	508,497	26,780
	Lasertec Corp.	142,340	26,722
	Nitori Holdings Co. Ltd.	140,394	26,686
	Nippon Steel Corp.	1,526,840	26,487
	Kirin Holdings Co. Ltd.	1,431,814	26,189
	TDK Corp.	224,564	25,623
	Sompo Holdings Inc.	617,921	25,546
	Asahi Kasei Corp.	2,316,978	25,266
	Toyota Industries Corp.	300,704	25,225
	Marubeni Corp.	2,935,627	24,986
	NEC Corp.	491,384	24,922
	Z Holdings Corp.	4,943,922	24,745
	Makita Corp.	468,385	24,356
	Sumitomo Realty & Development Co. Ltd.	738,390	24,067
	Yaskawa Electric Corp.	483,259	23,929
	Bandai Namco Holdings Inc.	365,186	23,629
	ENEOS Holdings Inc.	5,603,724	23,539
	Ajinomoto Co. Inc.	916,086	23,339
	Japan Exchange Group Inc.	1,002,719	22,807
	Subaru Corp.	1,140,444	22,406
	Sumitomo Mitsui Trust Holdings Inc.	682,198	22,394
	Obic Co. Ltd.	124,469	21,876
	MINEBEA MITSUMI Inc.	796,456	21,505
	SG Holdings Co. Ltd.	792,525	21,310
	Sekisui House Ltd.	1,070,679	21,205
*	Japan Post Holdings Co. Ltd.	2,482,145	21,070
	Kikkoman Corp.	342,973	21,003
*	Nissan Motor Co. Ltd.	3,610,899	20,957
	Nitto Denko Corp.	274,387	20,387
	Shimadzu Corp.	503,614	20,311
*	Renesas Electronics Corp.	1,856,256	20,147

	Shares	Market Value ($000)
Sumitomo Electric Industries Ltd.	1,411,980	20,060
Mitsubishi Chemical Holdings Corp.	2,387,978	20,037
Pan Pacific International Holdings Corp.	953,005	19,893
Toyota Tsusho Corp.	417,487	19,712
Nippon Paint Holdings Co. Ltd.	1,525,065	19,466
MISUMI Group Inc.	537,644	18,740
Toray Industries Inc.	2,837,706	18,684
West Japan Railway Co.	340,038	18,475
NTT Data Corp.	1,183,009	18,324
Ono Pharmaceutical Co. Ltd.	802,082	18,310
Yamato Holdings Co. Ltd.	627,176	18,075
Sumitomo Metal Mining Co. Ltd.	442,946	17,951
Nippon Building Fund Inc.	2,757	17,818
Daifuku Co. Ltd.	187,088	16,765
Rakuten Group Inc.	1,514,238	16,663
Mitsubishi Heavy Industries Ltd.	573,825	16,580
Nippon Yusen KK	299,848	16,201
Yamaha Corp.	291,452	16,151
Nexon Co. Ltd.	770,772	15,860
Resona Holdings Inc.	4,209,051	15,804
Nomura Research Institute Ltd.	488,938	15,734
Chubu Electric Power Co. Inc.	1,307,715	15,693
MEIJI Holdings Co. Ltd.	252,553	15,633
Yakult Honsha Co. Ltd.	259,898	15,359
Japan Real Estate Investment Corp.	2,419	15,192
Kyowa Kirin Co. Ltd.	465,382	15,149
Tokyo Gas Co. Ltd.	792,092	14,993
Rohm Co. Ltd.	153,393	14,965
AGC Inc.	345,591	14,779
Daiwa Securities Group Inc.	2,810,102	14,776
Sumitomo Chemical Co. Ltd.	2,830,530	14,734
Disco Corp.	51,479	14,700
Dentsu Group Inc.	410,720	14,274
Daito Trust Construction Co. Ltd.	121,075	14,225
TOTO Ltd.	269,792	13,989
Nippon Prologis REIT Inc.	4,164	13,906
Ricoh Co. Ltd.	1,268,195	13,857
GLP JREIT	7,715	13,814
Osaka Gas Co. Ltd.	738,191	13,791
Odakyu Electric Railway Co. Ltd.	574,900	13,721
Nihon M&A Center Inc.	491,892	13,699
Japan Metropolitan Fund Investment	12,789	13,397
Lixil Corp.	488,776	13,339
Hamamatsu Photonics KK	239,212	13,300
Nomura Real Estate Master Fund Inc.	8,358	13,281
Aisin Corp.	324,055	13,119
Yamaha Motor Co. Ltd.	523,284	13,103
Koito Manufacturing Co. Ltd.	214,026	13,099
CyberAgent Inc.	720,468	12,967
Isuzu Motors Ltd.	964,744	12,869
T&D Holdings Inc.	1,004,159	12,848
Kansai Electric Power Co. Inc.	1,359,001	12,819
Tokyu Corp.	916,110	12,278
Nissan Chemical Corp.	248,753	12,192
Inpex Corp.	1,715,798	12,169
Dai Nippon Printing Co. Ltd.	514,169	12,117
Keio Corp.	215,099	12,049
Hankyu Hanshin Holdings Inc.	406,725	12,027

		Shares	Market Value ($000)
	Taiyo Yuden Co. Ltd.	231,250	11,868
	JFE Holdings Inc.	959,151	11,663
	TIS Inc.	444,280	11,523
*	Kintetsu Group Holdings Co. Ltd.	335,881	11,350
	JSR Corp.	337,313	11,307
	Trend Micro Inc.	216,990	11,297
	Daiwa House REIT Investment Corp.	3,750	11,165
	Sekisui Chemical Co. Ltd.	643,281	11,100
	Kajima Corp.	836,387	10,767
	SBI Holdings Inc.	448,353	10,733
	Ibiden Co. Ltd.	201,660	10,683
	Mitsui OSK Lines Ltd.	204,965	10,635
*	Mazda Motor Corp.	1,068,092	10,537
	Mitsui Chemicals Inc.	327,354	10,439
	Taisei Corp.	309,266	10,423
	Idemitsu Kosan Co. Ltd.	441,643	10,396
	Obayashi Corp.	1,262,523	10,324
	Fuji Electric Co. Ltd.	234,566	10,265
	MonotaRO Co. Ltd.	438,056	10,077
	Kurita Water Industries Ltd.	206,102	10,010
	BayCurrent Consulting Inc.	25,100	9,996
	Otsuka Corp.	192,241	9,989
	SUMCO Corp.	430,053	9,946
	Tobu Railway Co. Ltd.	379,086	9,858
	Konami Holdings Corp.	175,119	9,699
	Brother Industries Ltd.	476,028	9,688
	Azbil Corp.	246,810	9,625
	GMO Payment Gateway Inc.	74,835	9,620
	Nippon Express Co. Ltd.	131,481	9,605
	Oji Holdings Corp.	1,653,873	9,535
	Asahi Intecc Co. Ltd.	351,267	9,518
	Seiko Epson Corp.	546,158	9,397
	Orix JREIT Inc.	4,898	9,346
	Hirose Electric Co. Ltd.	62,260	9,327
	Capcom Co. Ltd.	338,870	9,318
	Nissin Foods Holdings Co. Ltd.	129,922	9,245
	Tosoh Corp.	522,942	9,177
	Kobayashi Pharmaceutical Co. Ltd.	114,949	9,169
	Toho Co. Ltd. (XTKS)	210,407	9,160
	Santen Pharmaceutical Co. Ltd.	666,800	9,035
	Ryohin Keikaku Co. Ltd.	440,446	8,935
	Kansai Paint Co. Ltd.	363,602	8,930
	TOPPAN Inc.	523,207	8,875
	Nabtesco Corp.	233,243	8,834
	Ebara Corp.	174,697	8,641
	Kose Corp.	53,493	8,452
	Lion Corp.	475,870	8,237
	Suntory Beverage & Food Ltd.	234,215	8,212
	Advance Residence Investment Corp.	2,403	8,199
	Hoshizaki Corp.	97,576	8,194
	Miura Co. Ltd.	184,850	8,163
	United Urban Investment Corp.	5,523	8,124
	Toho Gas Co. Ltd.	166,468	8,092
	Tsuruha Holdings Inc.	68,251	8,058
	NGK Insulators Ltd.	487,741	7,811
	Nisshin Seifun Group Inc.	481,704	7,766
*	Tokyo Electric Power Co. Holdings Inc.	2,913,286	7,764
	Keisei Electric Railway Co. Ltd.	259,831	7,738

		Shares	Market Value ($000)
	Food & Life Cos. Ltd.	189,900	7,737
	Showa Denko KK	268,808	7,713
	Hulic Co. Ltd.	672,803	7,654
	Shimizu Corp.	1,034,834	7,621
	Square Enix Holdings Co. Ltd.	145,064	7,527
	Concordia Financial Group Ltd.	2,074,584	7,427
	NH Foods Ltd.	183,378	7,396
*	Hitachi Metals Ltd.	367,859	7,184
	Hikari Tsushin Inc.	41,211	7,135
	Nippon Shinyaku Co. Ltd.	94,013	7,073
	Asics Corp.	319,735	7,061
	Stanley Electric Co. Ltd.	270,340	7,054
	ZOZO Inc.	206,256	7,025
	Yokogawa Electric Corp.	454,693	6,995
	Mitsubishi Gas Chemical Co. Inc.	334,479	6,968
	Open House Co. Ltd.	137,383	6,946
	Sojitz Corp.	2,257,628	6,907
	NSK Ltd.	832,558	6,871
	Industrial & Infrastructure Fund Investment Corp.	3,539	6,860
	USS Co. Ltd.	393,721	6,854
*	ANA Holdings Inc.	291,834	6,839
*	PeptiDream Inc.	165,434	6,828
	Shizuoka Bank Ltd.	936,328	6,762
	Marui Group Co. Ltd.	383,563	6,719
	Hakuhodo DY Holdings Inc.	441,398	6,714
	Tohoku Electric Power Co. Inc.	883,380	6,693
	Koei Tecmo Holdings Co. Ltd.	142,250	6,683
	Kyushu Railway Co.	294,788	6,647
	Kakaku.com Inc.	242,111	6,607
	Sekisui House REIT Inc.	7,487	6,596
	Kyushu Electric Power Co. Inc.	868,668	6,566
	Haseko Corp.	482,502	6,529
	Casio Computer Co. Ltd.	398,308	6,492
	Mitsubishi HC Capital Inc. (XTKS)	1,185,933	6,468
	Yamada Denki Co. Ltd.	1,366,617	6,457
	Toyo Suisan Kaisha Ltd.	168,841	6,446
	SCREEN Holdings Co. Ltd.	70,921	6,424
	Japan Prime Realty Investment Corp.	1,642	6,422
	Chiba Bank Ltd.	1,127,446	6,414
	Tokyo Century Corp.	116,011	6,384
	Iida Group Holdings Co. Ltd.	264,011	6,371
	Japan Post Bank Co. Ltd.	749,287	6,360
	Tokyu Fudosan Holdings Corp.	1,122,870	6,339
	Rinnai Corp.	68,216	6,337
	NOF Corp.	124,350	6,325
	Matsumotokiyoshi Holdings Co. Ltd.	141,775	6,299
	Welcia Holdings Co. Ltd.	184,448	6,279
	Persol Holdings Co. Ltd.	304,591	6,145
*	Nagoya Railroad Co. Ltd.	363,858	6,127
	Ito En Ltd.	103,423	6,102
	THK Co. Ltd.	212,921	6,100
	LaSalle Logiport REIT	3,316	6,074
	Japan Post Insurance Co. Ltd.	341,439	6,053
	Kuraray Co. Ltd.	647,279	6,010
	Amada Co. Ltd.	583,285	5,995
	Nippon Sanso Holdings Corp.	265,556	5,878
	Sumitomo Heavy Industries Ltd.	211,101	5,847
	Activia Properties Inc.	1,285	5,837

		Shares	Market Value ($000)
	Sohgo Security Services Co. Ltd.	124,744	5,833
	Pigeon Corp.	202,082	5,819
	Hisamitsu Pharmaceutical Co. Inc.	132,096	5,786
	Bank of Kyoto Ltd.	131,767	5,674
*	Japan Airlines Co. Ltd.	271,165	5,653
	Nikon Corp.	605,299	5,635
	COMSYS Holdings Corp.	202,489	5,628
	Sharp Corp.	365,490	5,614
*	Kawasaki Heavy Industries Ltd.	267,347	5,611
	Denka Co. Ltd.	161,641	5,594
*	Skylark Holdings Co. Ltd.	411,264	5,539
	Hitachi Construction Machinery Co. Ltd.	195,339	5,519
	Itochu Techno-Solutions Corp.	179,826	5,516
[1]	Keikyu Corp.	463,646	5,508
	Tokyo Tatemono Co. Ltd.	365,721	5,502
	Cosmos Pharmaceutical Corp.	32,163	5,460
*	IHI Corp.	235,224	5,441
	Nichirei Corp.	198,020	5,418
	Iwatani Corp.	93,900	5,394
	NGK Spark Plug Co. Ltd.	363,502	5,353
	NET One Systems Co. Ltd.	156,056	5,352
	Sumitomo Dainippon Pharma Co. Ltd.	305,447	5,289
	Nippon Accommodations Fund Inc.	862	5,276
	Mitsui Fudosan Logistics Park Inc.	936	5,241
	Kenedix Office Investment Corp.	702	5,177
	Teijin Ltd.	342,958	5,164
	Kamigumi Co. Ltd.	242,003	5,107
	Medipal Holdings Corp.	270,357	5,092
	Chugoku Electric Power Co. Inc.	563,129	5,090
	Nomura Real Estate Holdings Inc.	204,819	5,079
	Nifco Inc.	152,279	5,061
	Taiheiyo Cement Corp.	216,646	5,048
*	Keihan Holdings Co. Ltd.	182,535	5,018
[1]	TechnoPro Holdings Inc.	198,888	4,974
	Alfresa Holdings Corp.	325,713	4,961
	Fukuoka Financial Group Inc.	292,712	4,934
	Horiba Ltd.	71,595	4,921
	Aozora Bank Ltd.	217,774	4,902
	Sugi Holdings Co. Ltd.	66,028	4,873
	Japan Logistics Fund Inc.	1,604	4,867
	Takeda Pharmaceutic Co. ADR	294,519	4,860
	Air Water Inc.	324,414	4,850
	Rohto Pharmaceutical Co. Ltd.	180,225	4,751
	Mitsubishi Materials Corp.	227,400	4,744
	Sumitomo Forestry Co. Ltd.	250,170	4,733
	Tokai Carbon Co. Ltd.	356,743	4,712
	SCSK Corp.	77,903	4,695
	Kyowa Exeo Corp.	188,819	4,694
	Taisho Pharmaceutical Holdings Co. Ltd.	83,578	4,681
	Sega Sammy Holdings Inc.	367,268	4,633
	Zensho Holdings Co. Ltd.	179,028	4,542
[1]	Anritsu Corp.	259,260	4,531
	Electric Power Development Co. Ltd.	308,806	4,521
	Tokyo Ohka Kogyo Co. Ltd.	69,578	4,509
	Lawson Inc.	89,558	4,501
	Sumitomo Rubber Industries Ltd.	332,743	4,478
	Kewpie Corp.	198,053	4,454
	Oracle Corp. Japan	59,551	4,448

		Shares	Market Value ($000)
	Alps Alpine Co. Ltd.	427,107	4,446
	Isetan Mitsukoshi Holdings Ltd.	653,649	4,426
	Sanwa Holdings Corp.	361,372	4,398
	Hino Motors Ltd.	501,202	4,394
*	Seibu Holdings Inc.	386,408	4,360
	Konica Minolta Inc.	840,862	4,324
	Mori Hills REIT Investment Corp.	2,934	4,315
	Ulvac Inc.	88,146	4,292
	Shinsei Bank Ltd.	324,244	4,289
	Nankai Electric Railway Co. Ltd.	201,638	4,282
	Relo Group Inc.	193,806	4,277
	Coca-Cola Bottlers Japan Holdings Inc.	259,604	4,237
	Zenkoku Hosho Co. Ltd.	93,168	4,227
	House Foods Group Inc.	135,082	4,205
	Kaneka Corp.	105,536	4,179
	Sankyu Inc.	92,925	4,177
*	Japan Airport Terminal Co. Ltd.	96,583	4,174
	Morinaga Milk Industry Co. Ltd.	74,237	4,160
	Nihon Kohden Corp.	134,920	4,122
	Shinko Electric Industries Co. Ltd.	121,000	4,113
	DIC Corp.	151,030	4,081
	Suzuken Co. Ltd.	139,609	4,029
	Goldwin Inc.	64,401	4,026
	Fancl Corp.	126,247	4,013
	Daicel Corp.	481,723	4,001
	JTEKT Corp.	418,264	3,974
	Shimamura Co. Ltd.	40,667	3,931
	Sundrug Co. Ltd.	120,970	3,927
	Mebuki Financial Group Inc.	1,818,873	3,893
	Yokohama Rubber Co. Ltd.	194,563	3,885
	J Front Retailing Co. Ltd.	457,856	3,858
*	Park24 Co. Ltd.	203,989	3,846
	Tsumura & Co.	119,890	3,782
*	RENOVA Inc.	83,300	3,760
	Ube Industries Ltd.	186,976	3,755
	Takara Holdings Inc.	318,280	3,704
	Toyo Seikan Group Holdings Ltd.	271,938	3,700
	Kinden Corp.	227,940	3,696
	Kagome Co. Ltd.	143,225	3,678
	Zeon Corp.	268,453	3,668
	Daiwa Office Investment Corp.	505	3,644
	SHO-BOND Holdings Co. Ltd.	85,757	3,623
	Nihon Unisys Ltd.	119,893	3,615
	Ushio Inc.	201,324	3,608
	Kobe Steel Ltd.	540,467	3,606
	Benefit One Inc.	109,468	3,605
	JGC Holdings Corp.	400,254	3,603
	GS Yuasa Corp.	140,025	3,597
	Justsystems Corp.	61,437	3,569
	Penta-Ocean Construction Co. Ltd.	526,697	3,569
	K's Holdings Corp	301,433	3,561
	Toyo Tire Corp.	188,458	3,558
	Ship Healthcare Holdings Inc.	140,502	3,543
	Ezaki Glico Co. Ltd.	94,818	3,542
[1]	Mitsubishi Logistics Corp.	117,774	3,499
	Mabuchi Motor Co. Ltd.	91,895	3,456
	Aica Kogyo Co. Ltd.	97,362	3,440
	Nippon Electric Glass Co. Ltd.	150,779	3,424

		Shares	Market Value ($000)
	Aeon Mall Co. Ltd.	219,272	3,342
	Pola Orbis Holdings Inc.	138,870	3,320
	Credit Saison Co. Ltd.	276,090	3,293
	Nishi-Nippon Railroad Co. Ltd.	136,057	3,261
	Dowa Holdings Co. Ltd.	83,714	3,253
*	Mitsubishi Motors Corp.	1,155,164	3,246
	Rengo Co. Ltd.	380,097	3,236
	FP Corp.	83,303	3,207
	Calbee Inc.	139,195	3,198
	Toyoda Gosei Co. Ltd.	136,020	3,197
	Seino Holdings Co. Ltd.	250,026	3,182
	DeNA Co. Ltd.	168,782	3,178
	Nippon Kayaku Co. Ltd.	306,276	3,176
	Yamazaki Baking Co. Ltd.	230,470	3,164
	Ain Holdings Inc.	51,512	3,153
	Amano Corp.	125,650	3,098
	Daido Steel Co. Ltd.	64,755	3,057
	Benesse Holdings Inc.	131,309	3,022
	As One Corp.	22,228	3,020
	Sawai Group Holdings Co. Ltd.	70,502	3,020
	Nagase & Co. Ltd.	196,541	3,008
	DMG Mori Co. Ltd.	192,165	3,003
	Toda Corp.	418,159	2,980
	Furukawa Electric Co. Ltd.	114,274	2,943
	JCR Pharmaceuticals Co. Ltd.	101,216	2,856
	Hirogin Holdings Inc.	530,084	2,852
	Mitsui Mining & Smelting Co. Ltd.	98,745	2,812
	Bic Camera Inc.	270,789	2,799
	Acom Co. Ltd.	680,617	2,794
	Cosmo Energy Holdings Co. Ltd.	119,639	2,782
	Sotetsu Holdings Inc.	139,399	2,758
	Kobe Bussan Co. Ltd.	81,888	2,757
	Nippon Shokubai Co. Ltd.	57,300	2,756
	GMO internet Inc.	104,482	2,755
	Tokuyama Corp.	129,882	2,750
	PALTAC Corp.	58,760	2,729
	TS Tech Co. Ltd.	182,636	2,717
	Takashimaya Co. Ltd.	261,126	2,710
	NOK Corp.	204,039	2,699
	OKUMA Corp.	53,863	2,698
	Maruichi Steel Tube Ltd.	111,141	2,681
	Kaken Pharmaceutical Co. Ltd.	60,444	2,675
	OSG Corp.	142,740	2,670
	Fujitsu General Ltd.	103,447	2,669
	ABC-Mart Inc.	48,321	2,664
	Nipro Corp.	213,366	2,650
	Nippo Corp.	95,044	2,640
	Hachijuni Bank Ltd.	807,477	2,612
	Daiichikosho Co. Ltd.	74,233	2,600
	Seven Bank Ltd.	1,176,481	2,566
	Daio Paper Corp.	147,800	2,548
	AEON Financial Service Co. Ltd.	206,674	2,546
	Kyudenko Corp.	70,761	2,522
	SMS Co. Ltd.	89,899	2,518
	Izumi Co. Ltd.	73,328	2,510
	Sumitomo Bakelite Co. Ltd.	57,079	2,485
	Kokuyo Co. Ltd.	151,713	2,462
	Chugoku Bank Ltd.	307,972	2,449

		Shares	Market Value ($000)
	Iyo Bank Ltd.	495,394	2,444
	H.U. Group Holdings Inc..	93,884	2,437
	Mani Inc.	112,938	2,411
	Sapporo Holdings Ltd.	113,119	2,405
	Kyushu Financial Group Inc.	673,476	2,403
	Gunma Bank Ltd.	736,742	2,354
	Yamaguchi Financial Group Inc.	408,857	2,350
	Hitachi Transport System Ltd.	57,946	2,322
	Yaoko Co. Ltd.	38,401	2,317
	Morinaga & Co. Ltd.	70,546	2,238
	Toyota Boshoku Corp.	110,265	2,224
	NEC Networks & System Integration Corp.	125,156	2,219
	NHK Spring Co. Ltd.	287,086	2,218
	Fuyo General Lease Co. Ltd.	33,334	2,178
	Takara Bio Inc.	85,761	2,144
	Yamato Kogyo Co. Ltd.	62,515	2,126
	Elecom Co. Ltd.	120,724	2,125
	Fukuyama Transporting Co. Ltd.	56,372	2,117
	Kotobuki Spirits Co. Ltd.	34,437	2,065
	Maeda Corp.	244,567	2,056
	Resorttrust Inc.	124,999	2,055
	Sankyo Co. Ltd.	82,260	2,053
	Toshiba TEC Corp.	49,661	2,001
	Lintec Corp.	91,195	1,988
	Nippon Paper Industries Co. Ltd.	169,422	1,980
	IR Japan Holdings Ltd.	15,900	1,968
*	Shochiku Co. Ltd.	17,896	1,947
	Fuji Kyuko Co. Ltd.	41,300	1,910
	Ariake Japan Co. Ltd.	32,634	1,894
	Kusuri no Aoki Holdings Co. Ltd.	28,190	1,888
	Canon Marketing Japan Inc.	83,118	1,862
	Fuji Oil Holdings Inc.	80,174	1,815
	NS Solutions Corp.	55,976	1,782
	Shikoku Electric Power Co. Inc.	267,687	1,761
	Kandenko Co. Ltd.	188,263	1,579
	Heiwa Corp.	89,659	1,568
	Itoham Yonekyu Holdings Inc.	234,117	1,557
	Hokuriku Electric Power Co.	294,751	1,538
	Kyoritsu Maintenance Co. Ltd.	44,784	1,480
	Mochida Pharmaceutical Co. Ltd.	43,040	1,414
	Tokai Rika Co. Ltd.	89,984	1,402
	Orient Corp.	1,113,948	1,398
	Megmilk Snow Brand Co. Ltd.	73,686	1,385
	Noevir Holdings Co. Ltd.	27,688	1,383
	Japan Aviation Electronics Industry Ltd.	82,881	1,320
	Matsui Securities Co. Ltd.	183,121	1,316
	OBIC Business Consultants Co. Ltd.	25,677	1,314
	Maeda Road Construction Co. Ltd.	60,736	1,160
	GungHo Online Entertainment Inc.	62,075	1,150
	ASKUL Corp.	73,422	1,108
	Maruwa Unyu Kikan Co. Ltd.	71,100	997
	Ichigo Inc.	329,955	991
	TBS Holdings Inc.	58,917	887
	Fuji Media Holdings Inc.	77,909	845
	SKY Perfect JSAT Holdings Inc.	211,552	800
	TV Asahi Holdings Corp.	40,583	631
	Mitsubishi Shokuhin Co. Ltd.	24,011	621
	Nippon Television Holdings Inc.	39,651	441

		Shares	Market Value ($000)
	Rakus Co. Ltd	10,300	290
*	Sansan Inc.	1,200	98
			8,285,205
Kuwait (0.2%)
	National Bank of Kuwait SAKP	12,846,025	38,144
	Kuwait Finance House KSCP	8,212,295	21,448
	Ahli United Bank BSC	11,850,950	9,595
	Mobile Telecommunications Co. KSCP	4,015,412	7,904
	Agility Public Warehousing Co. KSC	2,294,963	7,522
*	Boubyan Bank KSCP	1,798,012	4,785
	Gulf Bank KSCP	3,139,268	2,502
	Mabanee Co. KPSC	1,037,703	2,491
	Humansoft Holding Co. KSC	177,747	2,104
	Boubyan Petrochemicals Co. KSCP	695,924	1,966
	Burgan Bank SAK	1,388,505	1,039
			99,500
Luxembourg (0.0%)
	Tenaris SA ADR	100,657	2,057
Malaysia (0.4%)
	Public Bank Bhd.	28,863,595	27,230
	Malayan Banking Bhd.	11,203,100	21,271
	Tenaga Nasional Bhd.	7,284,500	16,641
	CIMB Group Holdings Bhd.	12,996,073	13,695
	Petronas Chemicals Group Bhd.	5,309,168	10,116
	Top Glove Corp. Bhd.	9,903,900	9,328
	Press Metal Aluminium Holdings Bhd.	7,130,400	8,145
	Ihh Healthcare Bhd.	5,555,600	7,427
	Axiata Group Bhd.	8,306,524	7,344
	DiGi.Com Bhd.	6,790,266	6,682
	Dialog Group Bhd.	8,524,800	5,555
	PPB Group Bhd.	1,259,760	5,401
	Sime Darby Plantation Bhd.	6,688,405	5,387
	Maxis Bhd.	5,120,900	5,171
	IOI Corp. Bhd.	5,979,265	5,171
	Hong Leong Bank Bhd.	1,185,700	5,059
	MISC Bhd.	3,171,035	5,035
	Genting Bhd.	4,217,600	4,706
	Hartalega Holdings Bhd.	2,808,200	4,686
	Petronas Gas	1,077,950	3,894
	Kuala Lumpur Kepong Bhd.	885,300	3,885
	Nestle Malaysia Bhd.	117,200	3,693
	RHB Bank Bhd.	2,896,200	3,508
	Genting Malaysia Bhd.	5,239,700	3,424
	Sime Darby Bhd.	6,507,705	3,316
	Telekom Malaysia Bhd.	2,082,957	2,932
	Petronas Dagangan Bhd.	659,600	2,876
	QL Resources Bhd.	2,053,100	2,749
*	Gamuda Bhd.	4,103,000	2,723
	AMMB Holdings Bhd.	3,891,300	2,628
	IJM Corp. Bhd.	5,897,740	2,586
*	Malaysia Airports Holdings Bhd.	1,665,700	2,282
	Supermax Corporation Bhd.	2,906,600	2,252
	HAP Seng Consolidated Bhd.	1,211,400	2,211
	Westports Holdings Bhd.	1,912,696	1,840
	Hong Leong Financial Group Bhd.	411,035	1,678
[3]	MR DIY Group M Bhd	1,829,300	1,513
	British American Tobacco Malaysia Bhd.	432,700	1,502

		Shares	Market Value ($000)
*	YTL Corp. Bhd.	8,426,924	1,249
	Fraser & Neave Holdings Bhd.	184,700	1,086
	Alliance Bank Malaysia Bhd.	1,902,000	1,076
	IOI Properties Group Bhd.	3,387,500	908
	Sime Darby Property Bhd.	6,255,305	898
	Astro Malaysia Holdings Bhd.	2,650,368	659
*	AirAsia Group Bhd.	2,772,300	539
	FGV Holdings Bhd.	1,008,700	316
			232,273
Mexico (0.6%)
	America Movil SAB de CV Series L	56,550,093	47,385
	Grupo Financiero Banorte SAB de CV Class O	5,402,318	35,023
	Wal-Mart de Mexico SAB de CV	9,665,697	31,862
	Fomento Economico Mexicano SAB de CV	3,411,727	29,767
	Grupo Mexico SAB de CV Series B	5,913,433	27,095
	Grupo Televisa SAB	4,787,861	12,969
*	Cemex SAB de CV ADR	1,428,314	11,612
*	Cemex SAB de CV	14,154,677	11,548
	Grupo Bimbo SAB de CV Series A	4,180,640	9,636
	Grupo Elektra SAB de CV	118,387	9,597
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	669,327	7,699
*	Grupo Aeroportuario del Sureste SAB de CV Class B	370,920	6,738
	Fibra Uno Administracion SA	5,548,089	6,048
	Coca-Cola Femsa SAB de CV	955,749	5,418
	Orbia Advance Corp. SAB de CV	1,884,179	5,135
	Arca Continental SAB de CV	814,883	4,931
	Gruma SAB de CV Class B	385,286	4,169
	Promotora y Operadora de Infraestructura SAB de CV	536,622	4,047
*	Grupo Financiero Inbursa SAB de CV Class O	3,854,203	3,733
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	550,712	3,371
*	Industrias Penoles SAB de CV	232,266	3,275
	Alfa SAB de CV Class A	3,675,775	2,799
	Grupo Carso SAB de CV	824,945	2,696
	Kimberly-Clark de Mexico SAB de CV Class A	1,544,226	2,500
	Becle SAB de CV	991,059	2,480
	Grupo Cementos de Chihuahua SAB de CV	294,800	2,397
*	Telesites SAB de CV	2,284,944	1,908
	Megacable Holdings SAB de CV	543,295	1,905
	El Puerto de Liverpool SAB de CV Class C1	356,795	1,687
	Qualitas Controladora SAB de CV	296,549	1,443
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,037,125	1,229
	Industrias Bachoco SAB de CV Class B	290,320	1,063
	Grupo Lala SAB de CV	1,106,133	910
	Alpek SAB de CV	672,231	834
	Concentradora Fibra Danhos SA de CV	427,414	499
	Sempra Energy	1	—
			305,408
Netherlands (2.9%)
	ASML Holding NV	742,450	567,517
*,3	Adyen NV	54,048	146,473
	ING Groep NV	7,310,773	93,802
[1]	Koninklijke Philips NV	1,695,806	78,193
*	Prosus NV	808,680	72,149
	Koninklijke DSM NV	311,429	62,778
	Koninklijke Ahold Delhaize NV	1,862,294	57,889
	Wolters Kluwer NV	489,964	55,858

		Shares	Market Value ($000)
	Heineken NV	445,052	51,827
	ArcelorMittal SA	1,304,572	45,563
	Akzo Nobel NV	350,488	43,295
	ASM International NV	89,174	31,649
	NN Group NV	557,542	27,719
*	Unibail-Rodamco-Westfield	252,471	21,015
[1]	Koninklijke KPN NV	6,187,514	20,304
	Heineken Holding NV	197,056	19,385
	IMCD NV	106,701	18,487
	Randstad NV	207,159	15,029
[1]	Aegon NV	3,304,644	14,070
[3]	Signify NV	235,816	13,210
	Aalberts NV	181,016	11,035
	ASR Nederland NV	253,603	10,422
*,3	ABN AMRO Bank NV GDR	777,157	9,059
*	InPost SA	373,204	7,318
*	Galapagos NV	90,388	5,477
	JDE Peet's NV	154,977	5,215
	Koninklijke Vopak NV	119,638	5,066
*,3	Just Eat Takeaway.com NV	48,678	4,323
*,3	GrandVision NV	92,377	3,109
*	Galapagos NV (XBRU)	284	17
			1,517,253
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,065,023	23,443
	Spark New Zealand Ltd.	3,658,458	12,076
*	Auckland International Airport Ltd.	2,220,161	11,201
	Meridian Energy Ltd.	2,308,090	8,392
	Contact Energy Ltd.	1,448,367	8,232
	Fletcher Building Ltd.	1,519,496	8,091
	Ryman Healthcare Ltd.	778,749	7,153
*	a2 Milk Co. Ltd.	1,391,709	6,051
	Mercury NZ Ltd.	1,256,170	5,780
	Infratil Ltd.	957,069	4,875
*	SKYCITY Entertainment Group Ltd.	1,417,451	3,181
	Kiwi Property Group Ltd.	2,902,346	2,358
*	Air New Zealand Ltd.	898,196	939
			101,772
Norway (0.4%)
	DNB Bank ASA	1,915,951	39,232
	Equinor ASA	1,802,060	35,103
	Telenor ASA	1,187,444	20,617
	Mowi ASA	797,787	20,327
	Yara International ASA	319,334	16,831
	Norsk Hydro ASA	2,506,869	16,678
	Orkla ASA	1,425,762	12,949
	TOMRA Systems ASA	217,151	12,549
*	Adevinta ASA	445,431	8,564
	Schibsted ASA Class B	184,930	8,554
	Schibsted ASA Class A	140,880	7,467
	Gjensidige Forsikring ASA	310,472	7,105
	Salmar ASA	96,668	6,412
	Aker BP ASA	201,281	5,422
[3]	Scatec ASA	219,869	4,724
	Leroy Seafood Group ASA	475,527	4,332
	Aker ASA Class A	43,707	3,351
			230,217

		Shares	Market Value ($000)
Pakistan (0.0%)
	Habib Bank Ltd.	1,335,271	1,041
	Fauji Fertilizer Co. Ltd.	1,224,622	803
	Oil & Gas Development Co. Ltd.	1,091,603	627
	Pakistan Petroleum Ltd.	1,225,773	617
			3,088
Philippines (0.2%)
	SM Investments Corp.	904,030	16,482
	SM Prime Holdings Inc.	16,911,123	10,651
	Ayala Land Inc.	14,806,901	9,700
	Ayala Corp.	620,187	9,060
	Bdo Unibank Inc.	3,675,921	7,506
	JG Summit Holdings Inc.	5,711,650	6,401
	International Container Terminal Services Inc.	2,036,325	6,335
	Bank of The Philippine Islands	3,288,588	5,303
	Universal Robina Corp.	1,657,539	4,203
	PLDT Inc.	170,306	4,178
	Jollibee Foods Corp.	772,268	2,935
	Metropolitan Bank & Trust Co.	3,338,056	2,871
	Manila Electric Co.	492,458	2,614
	Globe Telecom Inc.	53,992	2,010
	GT Capital Holdings Inc.	183,938	2,001
	San Miguel Food and Beverage Inc.	1,191,868	1,990
	Metro Pacific Investments Corp.	25,464,466	1,783
	Puregold Price Club Inc.	1,786,292	1,442
	San Miguel Corp.	683,885	1,423
	Alliance Global Group Inc.	6,926,348	1,409
	Aboitiz Power Corp.	2,776,111	1,289
	Megaworld Corp.	20,633,985	1,146
	LT Group Inc.	5,394,616	1,055
	DMCI Holdings Inc.	7,714,378	927
	Semirara Mining & Power Corp. Class A	2,283,100	746
*	Bloomberry Resorts Corp.	5,731,041	651
			106,111
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,594,367	15,661
	KGHM Polska Miedz SA	255,022	12,876
*,3	Allegro.eu SA	726,145	12,446
	Polski Koncern Naftowy ORLEN SA	581,677	11,020
*	Powszechny Zaklad Ubezpieczen SA	1,053,846	10,277
	LPP SA	2,056	7,395
*,3	Dino Polska SA	90,192	7,221
*	Bank Polska Kasa Opieki SA	293,708	7,173
[1]	CD Projekt SA	121,733	5,862
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,242,665	5,291
	Cyfrowy Polsat SA	559,610	4,964
*	Santander Bank Polska SA	54,880	3,653
			103,839
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,291,235	27,445
	EDP Renovaveis SA	447,566	10,510
	Galp Energia SGPS SA	966,467	9,425
	Jeronimo Martins SGPS SA	455,072	9,276
			56,656
Qatar (0.2%)
	Qatar National Bank QPSC	8,283,838	41,342
	Industries Qatar QSC	2,944,721	10,805

		Shares	Market Value ($000)
	Qatar Islamic Bank SAQ	2,162,469	10,220
	Masraf Al Rayan QSC	6,890,194	8,184
	Commercial Bank PSQC	3,671,345	5,554
	Qatar Fuel QSC	909,323	4,482
	Mesaieed Petrochemical Holding Co.	8,155,872	4,286
	Qatar Gas Transport Co. Ltd.	5,098,664	4,244
	Qatar Electricity & Water Co. QSC	857,025	3,893
	Qatar International Islamic Bank QSC	1,388,909	3,513
	Ooredoo QPSC	1,521,618	2,959
	Barwa Real Estate Co.	3,500,850	2,939
	Doha Bank QPSC	2,785,438	2,259
	Qatar Aluminum Manufacturing Co.	5,076,011	2,040
*	Qatar Insurance Co. SAQ	2,941,486	2,013
	United Development Co. QSC	3,232,226	1,296
	Vodafone Qatar QSC	2,870,458	1,239
*	Ezdan Holding Group QSC	2,852,201	1,201
			112,469
Romania (0.0%)
	Banca Transilvania SA	8,597,756	5,806
Russia (0.8%)
	Sberbank of Russia PJSC	14,770,386	61,752
	Gazprom PJSC ADR	6,827,148	53,132
	Novatek PJSC	1,993,112	44,473
	LUKOIL PJSC ADR	509,946	43,695
	MMC Norilsk Nickel PJSC ADR	742,378	25,682
	Gazprom PJSC	5,839,827	22,761
	Sberbank of Russia PJSC ADR (XLON)	1,109,935	18,458
	Lukoil PJSC	207,218	17,793
	Tatneft PJSC ADR	403,718	16,093
	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	12,832
*	Alrosa PJSC	4,660,890	8,255
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	7,743
	Polyus PJSC (Registered) GDR	78,591	7,576
	MMC Norilsk Nickel PJSC	21,821	7,542
	Severstal PAO GDR (Registered)	297,905	7,332
	Surgutneftegas PJSC Preference Shares	13,658,100	7,130
	Transneft PJSC Preference Shares	2,967	6,601
*	Moscow Exchange MICEX-RTS PJSC	2,697,004	6,384
	Magnit PJSC GDR (Registered)	399,596	5,835
	Mobile TeleSystems PJSC	1,076,612	4,635
	Surgutneftegas PJSC ADR	1,031,634	4,524
	Magnit PJSC	59,842	4,380
*	Inter Rao Ues PJSC	66,374,300	3,949
*	Magnitogorsk Iron & Steel Works PJSC	3,955,368	3,714
	VTB Bank PJSC	5,529,218,867	3,681
*	United Co. Rusal International	4,778,250	3,391
	Tatneft PJSC	470,953	3,144
	PhosAgro PJSC GDR (Registered)	162,313	3,089
	Rosneft Oil Co. PJSC	412,710	3,064
	Mobile TeleSystems PJSC ADR	297,143	2,552
	VTB Bank PJSC GDR (Registered)	1,904,444	2,483
*	RusHydro PJSC	221,844,634	2,446
*	Credit Bank of Moscow PJSC	24,653,400	2,208
*	Polyus PJSC	11,263	2,159
*	Aeroflot PJSC	1,931,801	1,782
	Surgutneftegas PJSC	3,872,600	1,721
	Rostelecom PJSC	1,223,758	1,557

		Shares	Market Value ($000)
	Sistema PJSFC GDR (Registered)	191,390	1,534
*	Federal Grid Co.	489,926,667	1,347
	Severstal PAO PJSC	49,569	1,213
	Sovcomflot PJSC	874,850	1,042
	ROSSETI PJSC	54,338,896	990
*	Tatneft PJSC Preference Shares	151,173	944
	Unipro PJSC	22,147,100	830
[1]	Rostelecom PJSC ADR	102,913	805
	PhosAgro PJSC	12,205	768
*	M Video PJSC	87,580	768
	Sistema PJSFC	1,475,900	595
	Bashneft PJSC Preference Shares	37,751	516
*	Mosenergo PJSC	17,082,000	504
	Sberbank of Russia PJSC ADR	2,249	37
			447,441
Saudi Arabia (0.9%)
	Al Rajhi Bank	2,305,581	68,211
	Saudi National Bank	4,124,198	60,555
	Saudi Basic Industries Corp.	1,695,906	54,550
[3]	Saudi Arabian Oil Co.	4,762,032	44,250
	Saudi Telecom Co.	1,135,657	40,541
	Riyad Bank	2,744,000	19,204
*	Saudi Arabian Mining Co.	757,064	14,067
*	Saudi British Bank	1,661,054	13,638
	SABIC Agri-Nutrients Co.	374,319	12,794
	Banque Saudi Fransi	1,091,613	10,780
	Alinma Bank	1,826,229	10,568
	Saudi Electricity Co.	1,456,954	10,059
	Yanbu National Petrochemical Co.	437,049	7,961
	Dr Sulaiman Al Habib Medical Services Group Co.	171,391	7,800
	Arab National Bank	1,265,689	7,586
	Almarai Co. JSC	469,478	7,365
*	Saudi Kayan Petrochemical Co.	1,369,411	7,066
*	Bank AlBilad	682,715	6,679
	Etihad Etisalat Co.	697,393	5,990
	Sahara International Petrochemical Co.	665,889	5,950
	Jarir Marketing Co.	108,973	5,845
	Savola Group	493,378	5,650
	Mouwasat Medical Services Co.	88,943	4,279
	Saudi Industrial Investment Group	413,594	4,075
	Bupa Arabia for Cooperative Insurance Co.	106,676	3,923
	Advanced Petrochemical Co.	196,794	3,893
*	Bank Al-Jazira	744,092	3,839
*	National Industrialization Co.	616,328	3,553
*	Mobile Telecommunications Co. Saudi Arabia	802,957	3,037
	Southern Province Cement Co.	130,766	2,978
*	Saudi Research & Media Group	59,651	2,810
*	Rabigh Refining & Petrochemical Co.	403,788	2,781
	National Petrochemical Co.	224,620	2,776
*	Emaar Economic City	747,704	2,706
*	Dar Al Arkan Real Estate Development Co.	958,674	2,691
	Co. for Cooperative Insurance	117,189	2,636
	Abdullah Al Othaim Markets Co.	83,485	2,627
	Saudi Cement Co.	141,737	2,452
	Arabian Centres Co. Ltd.	291,544	1,973
	Qassim Cement Co.	85,482	1,963
	Yanbu Cement Co.	140,916	1,754
*	Yamama Cement Co.	178,947	1,621

		Shares	Market Value ($000)
*	Seera Group Holding	284,213	1,618
	BinDawood Holding Co.	55,209	1,594
*	Saudi Ground Services Co.	167,883	1,562
*	Saudi Airlines Catering Co.	73,116	1,510
	Dallah Healthcare Co.	68,233	1,405
	Saudia Dairy & Foodstuff Co.	28,269	1,293
*	Fawaz Abdulaziz Al Hokair & Co.	131,570	815
			495,273
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,367,934	75,362
	Oversea-Chinese Banking Corp. Ltd.	6,542,002	59,187
	United Overseas Bank Ltd.	2,414,312	46,677
	Singapore Telecommunications Ltd.	14,097,830	23,629
	CapitaLand Ltd.	4,845,528	14,396
	Ascendas REIT	6,146,441	14,144
	Singapore Exchange Ltd.	1,544,666	13,516
	CapitaLand Integrated Commercial Trust	8,195,805	12,987
	Wilmar International Ltd.	3,956,418	12,671
	Keppel Corp. Ltd.	2,681,732	10,842
*	Singapore Airlines Ltd.	2,368,356	8,879
	Singapore Technologies Engineering Ltd.	2,889,293	8,533
	Mapletree Logistics Trust	5,347,038	8,325
	Mapletree Industrial Trust	3,481,642	7,709
	Venture Corp. Ltd.	546,682	7,668
	Genting Singapore Ltd.	10,938,790	6,527
	Mapletree Commercial Trust	4,070,503	6,481
	Frasers Logistics & Commercial Trust	4,903,334	5,492
	UOL Group Ltd.	919,618	4,943
	ComfortDelGro Corp. Ltd.	3,817,391	4,429
	City Developments Ltd.	875,191	4,415
	Keppel DC REIT	2,257,065	4,394
	Suntec REIT	3,857,366	4,151
	Singapore Press Holdings Ltd.	2,937,937	4,076
	NetLink NBN Trust	5,470,216	3,935
*	SATS Ltd.	1,173,517	3,470
	Keppel REIT	3,911,868	3,468
	Mapletree North Asia Commercial Trust	4,247,776	3,167
	Jardine Cycle & Carriage Ltd.	186,188	2,817
	Sembcorp Industries Ltd.	1,650,902	2,547
	Ascott Residence Trust	3,302,191	2,511
	Hutchison Port Holdings Trust Class U	9,346,263	2,193
	Golden Agri-Resources Ltd.	11,432,420	1,936
	Singapore Post Ltd.	2,762,252	1,305
	Olam International Ltd.	1,100,113	1,070
*	Sembcorp Marine Ltd.	12,569,426	1,065
	StarHub Ltd.	972,097	868
	Wing Tai Holdings Ltd.	633,998	856
*	SIA Engineering Co. Ltd.	402,016	626
			401,267
South Africa (1.1%)
	Naspers Ltd. Class N	765,573	147,740
	FirstRand Ltd.	9,193,728	34,105
	Impala Platinum Holdings Ltd.	1,482,960	26,732
*	MTN Group Ltd.	3,370,297	24,208
	Sibanye Stillwater Ltd.	5,467,948	23,830
	Standard Bank Group Ltd.	2,403,463	20,257
	Capitec Bank Holdings Ltd.	155,293	17,238

		Shares	Market Value ($000)
	Gold Fields Ltd.	1,626,834	16,066
	Anglogold Ltd.	780,039	15,619
*	Sasol Ltd.	1,041,763	15,532
	Anglo American Platinum Ltd.	110,523	14,467
*	Bid Corp. Ltd.	624,983	13,727
	Sanlam Ltd.	3,290,748	13,007
*	Absa Group Ltd.	1,315,573	12,239
*	Northam Platinum Ltd.	644,269	10,145
	Shoprite Holdings Ltd.	925,315	10,137
	Vodacom Group Ltd.	1,117,820	9,958
	Clicks Group Ltd.	494,544	8,953
*	Aspen Pharmacare Holdings Ltd.	713,327	8,788
	Bidvest Group Ltd.	639,187	8,720
*	Nedbank Group Ltd.	670,051	7,747
	Remgro Ltd.	956,469	7,274
	Mr Price Group Ltd.	481,101	7,155
	Old Mutual Ltd.	7,981,512	6,989
	Multichoice Group	810,172	6,709
	Growthpoint Properties Ltd.	6,327,697	6,369
*	Foschini Group Ltd.	594,247	6,273
*	Woolworths Holdings Ltd.	1,640,493	6,260
*	Discovery Ltd.	759,572	6,089
	Exxaro Resources Ltd.	467,792	5,792
	Mondi plc	200,265	5,574
	NEPI Rockcastle plc	804,636	5,451
	Kumba Iron Ore Ltd.	100,511	5,333
	Reinet Investments SCA	272,672	5,311
	SPAR Group Ltd.	361,469	4,536
	Tiger Brands Ltd.	312,262	4,111
*	Life Healthcare Group Holdings Ltd.	2,520,449	4,060
	Harmony Gold Mining Co. Ltd.	986,495	4,045
	African Rainbow Minerals Ltd.	197,886	4,028
*	Redefine Properties Ltd.	12,019,178	3,438
	Truworths International Ltd.	765,279	3,232
*,3	Pepkor Holdings Ltd.	2,206,461	3,154
	AVI Ltd.	594,120	2,940
	Rand Merchant Investment Holdings Ltd.	1,360,673	2,888
*	Sappi Ltd.	996,224	2,798
*	Netcare Ltd.	2,662,354	2,767
	Barloworld Ltd.	353,454	2,608
	Momentum Metropolitan Holdings	1,887,074	2,477
	Pick n Pay Stores Ltd.	644,353	2,298
	Resilient REIT Ltd.	601,099	2,154
	Fortress REIT Ltd. Class A	2,243,733	2,129
	Investec Ltd.	517,887	1,932
*	Distell Group Holdings Ltd.	145,773	1,700
	PSG Group Ltd.	292,195	1,515
*	Telkom SA SOC Ltd.	520,871	1,508
	Coronation Fund Managers Ltd.	452,008	1,494
[3]	Dis-chem Pharmacies Ltd.	651,455	1,389
*	Santam Ltd.	73,481	1,257
*	Liberty Holdings Ltd.	210,867	1,182
	Ninety One Ltd.	247,975	766
	Old Mutual Ltd. (XZIM)	562,975	497
*	Fortress REIT Ltd. Class B	1,449,035	305
			607,002
South Korea (3.8%)
	Samsung Electronics Co. Ltd.	4,517,847	308,733

		Shares	Market Value ($000)
	Samsung Electronics Co. Ltd. GDR (Registered)	173,495	297,316
	NAVER Corp.	250,532	94,426
	SK Hynix Inc.	961,671	94,144
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	89,342
	Kakao Corp.	507,071	64,913
	Samsung SDI Co. Ltd.	98,302	63,458
	LG Chem Ltd.	85,256	62,621
	Hyundai Motor Co.	259,680	49,421
*	Celltrion Inc.	192,594	42,516
	Kia Corp.	478,258	34,927
	POSCO ADR	357,802	28,263
	Hyundai Mobis Co. Ltd.	118,571	27,548
	LG Electronics Inc.	199,604	27,342
	NCSoft Corp.	31,284	22,438
*	SK Innovation Co. Ltd.	100,587	22,192
	LG Household & Health Care Ltd.	16,238	20,574
	Hana Financial Group Inc.	537,165	20,266
*	KB Financial Group Inc. ADR	448,527	19,865
	Samsung C&T Corp.	156,809	19,317
*,3	Samsung Biologics Co. Ltd.	24,885	19,253
*	HMM Co. Ltd.	523,271	18,229
	Samsung Electro-Mechanics Co. Ltd.	104,231	17,409
	Shinhan Financial Group Co. Ltd.	494,592	16,763
*,1	Shinhan Financial Group Co. Ltd. ADR	460,761	15,532
	KT&G Corp.	204,762	14,659
	SK Inc.	57,991	13,534
	KB Financial Group Inc.	293,738	13,047
	LG Corp.	153,441	12,575
*	Celltrion Healthcare Co. Ltd.	132,423	12,393
	Amorepacific Corp.	60,910	11,742
	Samsung Fire & Marine Insurance Co. Ltd.	60,703	11,324
	POSCO	33,897	10,781
*	Doosan Heavy Industries & Construction Co. Ltd.	549,343	10,390
	SK Telecom Co. Ltd. ADR	325,518	9,463
	Samsung SDS Co. Ltd.	59,560	9,463
*	HYBE Co. Ltd.	36,422	9,189
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	80,435	9,139
	Woori Financial Group Inc.	954,582	9,000
	Korea Zinc Co. Ltd.	18,782	8,942
*	Korean Air Lines Co. Ltd.	328,784	8,533
*	LG Display Co. Ltd.	415,841	7,990
	Samsung Life Insurance Co. Ltd.	119,547	7,844
	Coway Co. Ltd.	104,313	7,769
	POSCO Chemical Co. Ltd.	50,771	6,814
	Hyundai Steel Co.	140,441	6,606
	S-Oil Corp.	76,949	6,570
	Korea Electric Power Corp.	297,838	6,456
	Hyundai Engineering & Construction Co. Ltd.	134,685	6,415
	CJ CheilJedang Corp.	15,523	6,311
	Lotte Chemical Corp.	27,457	6,196
*	Hanwha Solutions Corp.	179,665	6,114
	Hyundai Motor Co. Preference Shares (XKRS)	66,572	6,040
	Korea Investment Holdings Co. Ltd.	71,724	5,993
*	Samsung Engineering Co. Ltd.	294,300	5,983
	Hyundai Glovis Co. Ltd.	35,165	5,960
	Hankook Tire & Technology Co. Ltd.	137,222	5,776
	Kumho Petrochemical Co. Ltd.	32,571	5,770
	Hyundai Heavy Industries Holdings Co. Ltd.	93,455	5,574

		Shares	Market Value ($000)
	E-MART Inc.	36,751	5,391
	LG Innotek Co. Ltd.	26,532	5,244
	LG Uplus Corp.	405,827	5,139
	Mirae Asset Securities Co. Ltd.	654,787	5,094
*	HLB Inc.	161,256	5,063
	SKC Co. Ltd.	35,409	4,992
	LG Chem Ltd. Preference Shares	14,346	4,785
	Hotel Shilla Co. Ltd.	58,635	4,772
*	SK Biopharmaceuticals Co. Ltd.	44,878	4,650
	Yuhan Corp.	86,694	4,647
	Samsung Securities Co. Ltd.	119,588	4,607
*,2	Samsung Heavy Industries Co. Ltd.	805,094	4,557
*	Kangwon Land Inc.	201,729	4,536
	Fila Holdings Corp.	95,116	4,323
	Industrial Bank of Korea	477,417	4,272
	GS Engineering & Construction Corp.	110,040	4,220
	DB Insurance Co. Ltd.	84,845	4,216
	Orion Corp.Republic of Korea	40,957	4,186
*	Celltrion Pharm Inc.	34,399	4,164
	Hanon Systems	299,901	4,078
[3]	Netmarble Corp.	31,837	3,843
	BNK Financial Group Inc.	562,307	3,785
	Korea Electric Power Corp. ADR	350,836	3,778
	Hanmi Pharm Co. Ltd.	13,484	3,755
*	DL E&C Co. Ltd.	28,328	3,611
	GS Holdings Corp.	96,643	3,598
*	Alteogen Inc.	50,661	3,531
	Hyundai Motor Co. Preference Shares	37,802	3,493
	SK Chemicals Co. Ltd.	16,789	3,464
	Shin Poong Pharmaceutical Co. Ltd.	62,227	3,435
	Korea Aerospace Industries Ltd.	120,323	3,396
*	Mando Corp.	61,711	3,318
*	OCI Co. Ltd.	33,302	3,304
	Seegene Inc.	53,750	3,278
	Shinsegae Inc.	12,903	2,988
	Hanwha Aerospace Co. Ltd.	64,264	2,899
*	Hyundai Mipo Dockyard Co. Ltd.	38,172	2,790
	Cheil Worldwide Inc.	132,052	2,782
	NH Investment & Securities Co. Ltd.	248,978	2,754
	CJ ENM Co. Ltd.	19,381	2,753
	AMOREPACIFIC Group	53,773	2,695
	S-1 Corp.	37,643	2,637
	LG Household & Health Care Ltd. Preference Shares	4,441	2,597
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	91,201	2,583
	Hyundai Marine & Fire Insurance Co. Ltd.	114,307	2,579
	Green Cross Corp.	10,132	2,578
	Hyundai Wia Corp.	29,354	2,506
	KCC Corp.	8,083	2,498
*	CJ Logistics Corp.	15,917	2,436
	SK Telecom Co. Ltd.	9,146	2,396
	DGB Financial Group Inc.	289,764	2,376
	HDC Hyundai Development Co-Engineering & Construction Class E	87,737	2,372
	LG Electronics Inc. Preference Shares	34,154	2,264
*	Hanjin Kal Corp.	39,361	2,225
*	Daewoo Engineering & Construction Co. Ltd.	333,310	2,160
	CJ Corp.	25,053	2,136
	DL Holdings Co. Ltd.	30,652	2,106
	Hanwha Corp.	80,694	2,097

		Shares	Market Value ($000)
	LS Corp.	32,952	2,085
	Posco International Corp.	91,633	2,064
	LOTTE Fine Chemical Co. Ltd.	31,847	2,010
	Lotte Shopping Co. Ltd.	21,427	2,005
	Hyundai Department Store Co. Ltd.	27,645	1,926
	Hanssem Co. Ltd.	18,111	1,892
	Samsung Card Co. Ltd.	61,437	1,871
	NongShim Co. Ltd.	6,434	1,840
*	Doosan Bobcat Inc.	45,264	1,818
	Hite Jinro Co. Ltd.	58,173	1,744
	Hanmi Science Co. Ltd.	26,625	1,658
	GS Retail Co. Ltd.	53,663	1,648
	Lotte Corp.	50,075	1,644
	BGF retail Co. Ltd.	11,489	1,615
	Dongsuh Cos. Inc.	58,692	1,549
	Hanwha Life Insurance Co. Ltd.	512,180	1,513
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,487
*	Korea Gas Corp.	47,377	1,483
	Medytox Inc.	8,177	1,439
	SSANGYONG C&E Co. Ltd.	206,496	1,431
	SK Networks Co. Ltd.	260,798	1,405
*	NHN Corp.	19,761	1,327
*	Helixmith Co. Ltd.	52,977	1,300
	Ottogi Corp.	2,697	1,263
*	Paradise Co. Ltd.	83,930	1,224
	Mirae Asset Securities Co. Ltd. Preference Shares	293,528	1,177
*	Doosan Infracore Co. Ltd.	78,545	1,103
	Solus Advanced Materials Co. Ltd.	20,228	1,057
	Amorepacific Corp. Preference Shares	14,002	964
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	6,670	938
	Lotte Chilsung Beverage Co. Ltd.	6,546	825
	Samsung SDI Co. Ltd. Preference Shares	2,021	777
*	LX Holdings Corp.	73,078	664
*,2	Krafton Inc.	1,430	619
	Hanwha Corp. Preference Shares	36,056	466
*,1,2	SillaJen Inc.	94,185	262
	CJ CheilJedang Corp. Preference Shares	1,095	200
*,2	KakaoBank Corp.	1,976	67
			2,040,255
Spain (1.5%)
	Iberdrola SA (XMAD)	11,406,732	137,281
*	Banco Santander SA	32,028,781	117,326
*	Banco Bilbao Vizcaya Argentaria SA	12,451,904	79,711
[3]	Cellnex Telecom SA	1,137,065	74,156
	Industria de Diseno Textil SA	1,968,570	66,767
*	Amadeus IT Group SA	796,878	52,260
	Telefonica SA	9,439,821	43,186
	Repsol SA	2,511,539	27,509
	Ferrovial SA	890,596	26,429
	CaixaBank SA	8,237,972	24,466
*,3	Aena SME SA	131,505	20,942
	Red Electrica Corp. SA	806,101	15,968
	Endesa SA	590,167	14,335
	Naturgy Energy Group SA	554,058	14,300
*	Siemens Gamesa Renewable Energy SA	419,885	11,710
	ACS Actividades de Construccion y Servicios SA	439,463	11,559
	Grifols SA	428,457	10,896
	Enagas SA	464,854	10,677

		Shares	Market Value ($000)
	Merlin Properties Socimi SA	623,005	6,988
	Bankinter SA	1,278,124	6,982
	Acciona SA	42,463	6,510
	Inmobiliaria Colonial Socimi SA	595,120	6,348
	Grifols SA Preference Shares	290,761	4,462
	Mapfre SA	1,789,757	3,687
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,304,743	2,630
	Zardoya Otis SA	340,277	2,306
			799,391
Sweden (2.4%)
	Investor AB Class B	3,586,840	88,826
	Atlas Copco AB Class A	1,223,579	82,867
	Volvo AB Class B	2,898,095	68,342
	Telefonaktiebolaget LM Ericsson Class B	5,649,757	65,165
	Hexagon AB Class B	3,338,823	55,269
	Assa Abloy AB Class B	1,716,220	55,050
	Sandvik AB	2,017,217	52,602
[3]	Evolution AB	298,155	51,879
	Atlas Copco AB Class B	659,891	37,520
	Essity AB Class B	1,140,779	37,324
	Skandinaviska Enskilda Banken AB Class A	2,704,292	36,575
	Swedbank AB Class A	1,876,159	36,536
*	H & M Hennes & Mauritz AB Class B	1,640,719	34,302
	Svenska Handelsbanken AB Class A	2,727,337	30,735
	Epiroc AB Class A	1,199,905	27,951
	Nibe Industrier AB Class B	2,240,162	26,770
	Swedish Match AB	2,884,648	25,832
	Alfa Laval AB	588,939	24,595
	Svenska Cellulosa AB SCA Class B	1,145,017	21,297
	Telia Co. AB	4,818,398	21,135
	EQT AB	428,336	20,647
	Investor AB Class A	815,414	20,261
	Boliden AB	512,251	19,963
*	Kinnevik AB Class B	457,566	19,948
*,3	Sinch AB	958,063	19,320
	SKF AB Class B	720,186	19,162
	Skanska AB Class B	670,098	18,917
	Getinge AB Class B	417,476	18,142
	Indutrade AB	524,429	17,106
	Tele2 AB Class B	999,493	14,682
	Industrivarden AB Class A	367,358	14,658
	Castellum AB	507,588	14,216
	Epiroc AB Class B	671,634	13,494
*	Fastighets AB Balder Class B	188,068	12,978
	Industrivarden AB Class C	338,064	12,941
	Lifco AB Class B	421,710	12,369
	Sagax AB Class B	324,192	11,376
	Trelleborg AB Class B	458,368	11,331
	Electrolux AB Class B	430,816	11,315
	Husqvarna AB Class B	797,917	11,166
	Lundin Energy AB	353,876	11,032
	Investment AB Latour Class B	266,841	10,429
	Securitas AB Class B	578,556	10,202
	L E Lundbergforetagen AB Class B	138,346	9,872
	Elekta AB Class B	669,887	9,777
	Holmen AB Class B	179,364	9,442
	Volvo AB Class A	315,544	7,672
	ICA Gruppen AB	144,638	7,150

		Shares	Market Value ($000)
*	Swedish Orphan Biovitrum AB	329,813	6,446
	Sweco AB Class B	371,375	5,939
	Saab AB Class B	167,331	5,077
	Svenska Handelsbanken AB Class B	104,857	1,260
*	Kinnevik AB Class A	21,632	1,051
	Sagax AB Class D	170,670	679
	Telefonaktiebolaget LM Ericsson Class A	50,718	590
	Skandinaviska Enskilda Banken AB Class C	11,455	155
	Svenska Cellulosa AB SCA Class A	8,253	155
	Husqvarna AB Class A	5,486	77
			1,291,569
Switzerland (6.1%)
	Nestle SA (Registered)	5,279,864	668,587
	Roche Holding AG	1,301,290	502,704
	Novartis AG (Registered)	3,978,427	367,919
	Cie Financiere Richemont SA (Registered) Class A	955,488	122,273
	ABB Ltd. (Registered)	3,175,072	116,075
	Zurich Insurance Group AG	278,313	112,209
	Lonza Group AG (Registered)	138,710	108,003
	UBS Group AG (Registered)	6,166,711	101,601
	Sika AG (Registered)	265,014	93,357
	Givaudan SA (Registered)	17,272	86,209
	Partners Group Holding AG	41,940	71,649
	Alcon Inc.	860,202	62,622
	Geberit AG (Registered)	65,947	54,148
	Swiss Re AG	540,743	49,024
	Credit Suisse Group AG (Registered)	4,472,576	44,902
*	Holcim Ltd.	722,067	42,328
	Sonova Holding AG (Registered)	99,405	39,030
	SGS SA (Registered)	10,987	35,561
	Straumann Holding AG (Registered)	18,853	34,954
	Kuehne + Nagel International AG (Registered)	93,719	31,614
	Logitech International SA (Registered)	278,244	30,571
	Swiss Life Holding AG (Registered)	59,175	30,523
	Swisscom AG (Registered)	47,661	28,644
	Julius Baer Group Ltd.	404,500	26,698
	Schindler Holding AG Ptg. Ctf.	78,459	25,400
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,978	22,155
	Chocoladefabriken Lindt & Spruengli AG (Registered)	190	22,009
	Roche Holding AG (Bearer)	50,410	21,637
	Swatch Group AG (Bearer)	57,154	19,066
[3]	VAT Group AG	48,305	18,962
*	SIG Combibloc Group AG	628,084	18,532
	Temenos AG (Registered)	114,783	18,233
	Adecco Group AG (Registered)	287,117	17,194
	Barry Callebaut AG (Registered)	6,621	16,785
	Swiss Prime Site AG (Registered)	140,415	14,952
	EMS-Chemie Holding AG (Registered)	13,258	14,697
*	Holcim Ltd. (XSWX)	230,997	13,512
	Vifor Pharma AG	96,606	13,511
	Baloise Holding AG (Registered)	84,014	13,247
	Tecan Group AG (Registered)	22,160	12,779
	Georg Fischer AG (Registered)	7,693	12,451
	PSP Swiss Property AG (Registered)	80,806	10,935
	Schindler Holding AG (Registered)	33,980	10,588
*	Clariant AG (Registered)	423,864	8,818
*	ams AG	458,682	8,765
	Helvetia Holding AG (Registered)	64,817	7,050

		Shares	Market Value ($000)
	Banque Cantonale Vaudoise (Registered)	64,507	5,759
*	Flughafen Zurich AG (Registered)	34,982	5,621
	DKSH Holding AG	66,264	5,602
	Sulzer AG (Registered)	32,480	4,766
	Swatch Group AG (Registered)	66,695	4,331
	OC Oerlikon Corp. AG (Registered)	343,054	3,883
	BKW AG	32,768	3,610
			3,236,055
Taiwan (4.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	24,837,873	519,099
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,068,634	474,565
	MediaTek Inc.	2,775,700	90,759
	Hon Hai Precision Industry Co. Ltd.	22,438,823	88,672
	Delta Electronics Inc.	4,023,676	41,460
	Fubon Financial Holding Co. Ltd.	13,665,861	36,736
	Nan Ya Plastics Corp.	10,493,615	32,749
	Formosa Plastics Corp.	9,056,873	32,397
	China Steel Corp.	22,951,234	29,932
	Cathay Financial Holding Co. Ltd.	15,350,661	29,877
	United Microelectronics Corp. ADR	2,820,176	29,696
	CTBC Financial Holding Co. Ltd.	34,676,939	28,397
	ASE Technology Holding Co. Ltd.	5,910,449	26,008
	Mega Financial Holding Co. Ltd.	20,192,777	23,916
	Uni-President Enterprises Corp.	8,898,487	23,337
*	Evergreen Marine Corp. Taiwan Ltd.	4,863,300	23,130
	E.Sun Financial Holding Co. Ltd.	22,102,239	20,963
	Largan Precision Co. Ltd.	190,848	20,083
	Novatek Microelectronics Corp.	1,064,916	19,589
	Yuanta Financial Holding Co. Ltd.	21,538,272	19,589
	Chailease Holding Co. Ltd.	2,358,895	19,576
*	Chunghwa Telecom Co. Ltd. ADR	469,202	19,453
	Formosa Chemicals & Fibre Corp.	6,351,306	18,703
*	Realtek Semiconductor Corp.	877,768	18,533
	Taiwan Cement Corp.	9,640,102	18,180
	Yageo Corp.	849,000	17,122
	Asustek Computer Inc.	1,330,026	16,722
	United Microelectronics Corp.	7,689,978	16,081
	Silergy Corp.	114,000	15,468
	First Financial Holding Co. Ltd.	18,685,359	15,210
	Quanta Computer Inc.	5,061,598	14,021
	Taiwan Cooperative Financial Holding Co. Ltd.	17,680,650	13,822
	Hotai Motor Co. Ltd.	636,000	13,463
	China Development Financial Holding Corp.	25,837,318	13,060
	Unimicron Technology Corp.	2,375,975	12,484
	Hua Nan Financial Holdings Co. Ltd.	17,613,749	12,171
	Globalwafers Co. Ltd.	394,000	11,971
	Accton Technology Corp.	990,000	11,590
	Taishin Financial Holding Co. Ltd.	19,088,440	11,583
	Taiwan Mobile Co. Ltd.	3,038,713	11,308
	Wan Hai Lines Ltd.	1,350,702	10,842
	Innolux Corp.	15,671,370	10,518
	President Chain Store Corp.	1,040,904	10,455
	Advantech Co. Ltd.	787,536	10,279
	Sinopac Holdings Co.	19,372,229	9,753
	Chunghwa Telecom Co. Ltd.	2,283,207	9,422
	Lite-On Technology Corp.	4,086,767	9,393
	Catcher Technology Co. Ltd.	1,403,153	9,301
	Pegatron Corp.	3,850,038	9,282

		Shares	Market Value ($000)
	Win Semiconductors Corp.	745,000	9,245
	Shanghai Commercial & Savings Bank Ltd.	6,054,000	9,056
	Airtac International Group	275,000	8,887
	Formosa Petrochemical Corp.	2,531,580	8,821
	Eclat Textile Co. Ltd.	370,398	8,087
	Asia Cement Corp.	4,300,519	7,983
	Parade Technologies Ltd.	129,000	7,921
	Far Eastern New Century Corp.	7,206,819	7,637
	Winbond Electronics Corp.	5,916,000	7,297
	Shin Kong Financial Holdings Co. Ltd.	21,840,015	7,170
	Chang Hwa Bank	11,906,155	7,056
	AU Optronics Corp. ADR	946,195	6,983
	Micro-Star International Co. Ltd.	1,292,000	6,864
	Vanguard International Semiconductor Corp.	1,656,466	6,863
	Feng TAY Enterprise Co. Ltd.	817,532	6,764
	Sino-American Silicon Products Inc.	978,000	6,634
	Far EasTone Telecommunications Co. Ltd.	2,990,643	6,482
	Walsin Technology Corp.	896,000	6,453
	Giant Manufacturing Co. Ltd.	549,625	6,330
	Pou Chen Corp.	4,883,125	6,176
	Compal Electronics Inc.	7,906,510	6,116
	Walsin Lihwa Corp.	5,819,000	5,959
	momo.com Inc.	106,600	5,952
	Hiwin Technologies Corp.	497,831	5,728
	Nan Ya Printed Circuit Board Corp.	393,000	5,616
	Wistron Corp.	5,417,445	5,387
	Wiwynn Corp.	159,000	5,346
	Acer Inc.	5,430,396	5,301
	Cheng Shin Rubber Industry Co. Ltd.	3,358,222	5,190
	ASMedia Technology Inc.	72,000	5,068
	Inventec Corp.	5,976,064	5,021
	Powertech Technology Inc.	1,265,000	5,013
	AU Optronics Corp.	6,665,000	4,940
	Synnex Technology International Corp.	2,544,889	4,834
	Foxconn Technology Co. Ltd.	2,031,925	4,495
	Zhen Ding Technology Holding Ltd.	1,153,000	4,323
	Nien Made Enterprise Co. Ltd.	252,000	4,231
	Taiwan High Speed Rail Corp.	3,838,000	4,172
	Taiwan Glass Industry Corp.	2,975,089	4,083
	Nanya Technology Corp.	1,481,600	3,855
*	Oneness Biotech Co. Ltd.	547,000	3,779
	Teco Electric and Machinery Co. Ltd.	3,307,000	3,680
	China Life Insurance Co. Ltd.	3,694,998	3,485
	Chicony Electronics Co. Ltd.	1,168,337	3,371
*	China Airlines Ltd.	4,903,913	3,030
	Taiwan Business Bank	8,752,840	2,970
	Genius Electronic Optical Co. Ltd.	157,000	2,927
	Taiwan Fertilizer Co. Ltd.	1,307,000	2,801
*	Eva Airways Corp.	4,251,188	2,778
*	ENNOSTAR Inc.	915,000	2,693
	Eternal Materials Co. Ltd.	1,820,104	2,529
	Capital Securities Corp.	3,704,587	2,125
	Formosa Taffeta Co. Ltd.	1,803,000	2,101
*	HTC Corp.	1,442,570	2,032
	ASE Technology Holding Co. Ltd. ADR	225,217	1,998
	U-Ming Marine Transport Corp.	809,000	1,816
	Taiwan Secom Co. Ltd.	508,725	1,711
	Far Eastern International Bank	3,670,710	1,413

		Shares	Market Value ($000)
	Transcend Information Inc.	561,455	1,409
*	Yulon Motor Co. Ltd.	971,377	1,391
	China Motor Corp.	480,642	1,142
*	OBI Pharma Inc.	238,790	927
	TPK Holding Co. Ltd.	580,422	893
	Yulon Nissan Motor Co. Ltd.	35,000	348
			2,303,408
Thailand (0.5%)
	PTT PCL	26,091,278	27,591
	Siam Cement PCL (Registered)	1,599,874	20,171
	CP ALL PCL	9,160,375	16,455
	Airports of Thailand PCL	8,145,051	14,015
	Bangkok Dusit Medical Services PCL Class F	17,343,800	11,880
	Advanced Info Service PCL	2,108,696	11,521
	Siam Commercial Bank PCL	3,189,844	9,078
	Delta Electronics Thailand PCL	468,556	8,347
	Gulf Energy Development PCL	7,974,340	8,139
*	Minor International PCL	8,204,955	7,421
	PTT Exploration & Production PCL	2,273,161	7,119
	Kasikornbank PCL	2,203,918	6,902
	PTT Global Chemical PCL	3,982,687	6,881
	Central Pattana PCL	4,740,682	6,792
	Intouch Holdings PCL NVDR	3,018,204	5,925
	Energy Absolute PCL	2,963,641	5,378
	Charoen Pokphand Foods PCL	6,785,228	5,366
	SCG Packaging PCL	2,297,400	4,842
	Home Product Center PCL	11,413,092	4,624
	PTT Oil & Retail Business PCL	5,241,800	4,429
	Indorama Ventures PCL	3,943,515	4,356
	Central Retail Corp. PCL	4,322,497	4,081
	BTS Group Holdings PCL	15,659,121	4,051
[1]	Krungthai Card PCL	2,127,021	3,999
	Digital Telecommunications Infrastructure Fund Class F	10,064,439	3,798
[1]	Krung Thai Bank PCL	12,142,562	3,728
	Thai Union Group PCL Class F	5,492,163	3,712
	Siam Commercial Bank PCL NVDR	1,230,600	3,502
	Bangkok Expressway & Metro PCL	14,455,782	3,366
[1]	Bangkok Bank PCL NVDR	1,035,900	3,231
	Banpu PCL (Registered)	7,677,006	3,108
[1]	Global Power Synergy PCL Class F	1,297,152	3,032
	Carabao Group PCL Class F	666,877	2,943
	Osotspa PCL	2,721,791	2,921
	Electricity Generating PCL	560,079	2,917
[1]	Bumrungrad Hospital PCL	727,805	2,659
	TMBThanachart Bank PCL	82,352,296	2,430
	Muangthai Capital PCL	1,296,062	2,360
[1]	Sri Trang Gloves Thailand PCL	2,043,910	2,335
	Thai Oil PCL	1,743,079	2,333
	Intouch Holdings PCL Class F	1,184,297	2,325
	True Corp. PCL	23,125,062	2,266
	Srisawad Corp. PCL	1,093,704	2,131
[1]	Berli Jucker PCL	2,010,682	2,082
	Kasikornbank PCL NVDR	658,837	2,063
	IRPC PCL	19,107,389	2,046
	Ratch Group PCL	1,560,528	2,018
	Total Access Communication PCL	1,712,949	1,969
	B Grimm Power PCL	1,402,152	1,687
	Bangkok Bank PCL (Registered)	493,502	1,539

		Shares	Market Value ($000)
*	Asset World Corp. PCL	13,585,108	1,516
	Land & Houses PCL NVDR	6,369,900	1,512
[3]	Central Retail Corp. PCL (XBKK)	1,406,400	1,328
	Land & Houses PCL (Registered)	5,504,708	1,307
	Siam City Cement PCL	177,239	871
[1]	Siam Makro PCL	633,710	699
	Bangkok Life Assurance PCL	716,902	556
	Bangkok Life Assurance PCL NVDR	83,800	65
*	Minor International PCL Warrants Exp. 9/30/21	322,731	4
*	BTS Group Holdings PCL Warrants Exp. 11/7/24	1,565,912	—
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	782,956	—
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	3,131,824	—
			285,722
Turkey (0.1%)
	BIM Birlesik Magazalar AS	837,857	6,306
	Eregli Demir ve Celik Fabrikalari TAS	2,515,961	5,977
	Turkcell Iletisim Hizmetleri AS	2,225,833	4,072
	Turkiye Garanti Bankasi AS	3,930,189	3,968
	KOC Holding AS	1,593,227	3,887
	Akbank TAS	4,928,199	3,078
*	Turkiye Petrol Rafinerileri AS	236,266	2,631
	Turkiye Sise ve Cam Fabrikalari AS	2,744,476	2,472
	Ford Otomotiv Sanayi AS	113,244	2,319
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,139,014	2,095
	Haci Omer Sabanci Holding AS	1,588,763	1,786
*	Turk Hava Yollari AO	1,039,895	1,570
	Turkiye Is Bankasi AS Class C	2,493,350	1,560
*	Petkim Petrokimya Holding AS	2,280,255	1,536
	Enka Insaat ve Sanayi AS	1,257,961	1,385
	Arcelik AS	330,592	1,295
	Coca-Cola Icecek AS	113,188	1,138
*	Sasa Polyester Sanayi AS	308,687	1,055
*	Koza Altin Isletmeleri AS	84,344	1,044
	Anadolu Efes Biracilik Ve Malt Sanayii AS	350,145	923
*	Gubre Fabrikalari TAS	146,594	869
	Tofas Turk Otomobil Fabrikasi AS	218,952	851
*	TAV Havalimanlari Holding AS	316,983	848
	Yapi ve Kredi Bankasi AS	2,717,184	770
	Turk Telekomunikasyon AS	883,304	685
*	Turkiye Halk Bankasi AS	1,106,418	603
[3]	Enerjisa Enerji AS	428,357	519
	Tekfen Holding AS	303,097	512
*	Turkiye Vakiflar Bankasi TAO Class D	1,160,767	477
	Iskenderun Demir ve Celik AS	273,450	402
			56,633
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	8,142,920	36,736
[2]	Emirates Telecommunications Group Co. PJSC	3,256,994	20,250
	Emirates NBD Bank PJSC	4,716,827	17,227
	Abu Dhabi Commercial Bank PJSC	5,170,569	9,864
	Aldar Properties PJSC	7,216,329	7,789
	Emaar Properties PJSC	6,478,610	7,003
	Dubai Islamic Bank PJSC	3,362,136	4,420
	Abu Dhabi Islamic Bank PJSC	2,716,803	4,087
	Dana Gas PJSC	8,526,581	2,045
*	Emaar Malls PJSC	3,735,923	1,929
	Dubai Investments PJSC	3,858,174	1,786

		Shares	Market Value ($000)
*	Emaar Development PJSC	1,561,250	1,593
*	Air Arabia PJSC	4,010,189	1,480
*	DAMAC Properties Dubai Co. PJSC	2,890,982	965
*	Dubai Financial Market PJSC	2,767,106	825
	Aramex PJSC	276,460	268
			118,267
United Kingdom (9.5%)
	AstraZeneca plc	2,898,605	333,079
	Diageo plc	4,299,463	213,194
	HSBC Holdings plc	38,370,605	211,813
	GlaxoSmithKline plc	9,254,225	182,714
	Rio Tinto plc	2,034,148	172,781
	British American Tobacco plc	4,274,295	158,971
	Royal Dutch Shell plc Class A	7,607,875	152,926
	Unilever plc	2,597,169	149,676
	BP plc	37,261,698	149,569
	Royal Dutch Shell plc Class B	7,065,548	139,609
	Unilever plc (XLON)	2,289,375	131,757
	BHP Group plc	3,891,802	126,002
	Anglo American plc	2,302,281	102,023
*	Glencore plc	22,536,208	101,214
	Prudential plc	4,895,843	91,938
	Reckitt Benckiser Group plc	1,186,969	90,803
	National Grid plc	6,652,162	85,055
	Vodafone Group plc	52,558,525	84,512
	Lloyds Banking Group plc	132,584,826	83,829
	Barclays plc	31,699,378	76,683
	Experian plc	1,711,498	75,350
	London Stock Exchange Group plc	679,722	70,876
*	Compass Group plc	3,335,569	70,480
	CRH plc (XDUB)	1,401,234	70,085
	Ashtead Group plc	837,300	62,655
	Ferguson plc	419,587	58,822
	RELX plc	1,987,154	58,411
	BAE Systems plc	6,041,910	48,441
	Tesco plc	14,322,113	46,366
	RELX plc (XLON)	1,494,869	44,399
	Legal & General Group plc	11,097,832	40,202
	Aviva plc	7,359,174	39,523
*	BT Group plc	16,345,500	39,372
[1]	SSE plc	1,952,072	39,138
	Segro plc	2,241,962	37,899
	Imperial Brands plc	1,764,054	37,769
	Smith & Nephew plc	1,644,746	33,564
*	Flutter Entertainment plc (XDUB)	194,976	33,299
	3i Group plc	1,781,715	31,667
	Croda International plc	252,295	29,534
	Spirax-Sarco Engineering plc	138,224	28,799
	Standard Chartered plc	4,775,557	28,629
	Halma plc	709,427	28,477
	WPP plc	2,196,075	28,402
	Natwest Group plc	9,807,361	27,527
*	Entain plc	1,090,927	27,509
	Rentokil Initial plc	3,478,299	27,400
	Smurfit Kappa Group plc	485,758	27,254
*	Next plc	238,174	26,090
*,3	Just Eat Takeaway.com NV (XLON)	288,402	25,537
*	Persimmon plc	594,316	23,973

		Shares	Market Value ($000)
*	Ocado Group plc	909,855	23,445
	Bunzl plc	630,281	23,350
*	InterContinental Hotels Group plc	343,717	22,700
	St. James's Place plc	996,003	21,944
	Intertek Group plc	301,466	21,599
	Burberry Group plc	750,688	21,532
	Kingfisher plc	3,953,769	20,308
	Melrose Industries plc	8,998,104	19,996
	Sage Group plc	2,021,716	19,706
	Mondi plc (XLON)	709,224	19,662
*	Rolls-Royce Holdings plc	13,966,883	19,290
*	Informa plc	2,801,410	19,249
	United Utilities Group plc	1,274,484	18,976
	Barratt Developments plc	1,894,319	18,513
	Admiral Group plc	391,129	18,476
	Associated British Foods plc	650,928	18,100
	Severn Trent plc	446,659	17,362
	Pearson plc	1,417,090	17,077
	Smiths Group plc	746,450	16,128
	Hargreaves Lansdown plc	707,680	16,051
*	Whitbread plc	378,897	16,014
*,3	Auto Trader Group plc	1,761,520	15,960
	Abrdn plc	4,015,306	15,840
	Wm Morrison Supermarkets plc	4,223,693	15,698
	Intermediate Capital Group plc	519,722	15,662
	Rightmove plc	1,602,879	15,635
	Taylor Wimpey plc	6,767,139	15,471
	DCC plc	184,507	15,448
	M&G plc	4,867,250	15,241
	Johnson Matthey plc	355,517	14,695
	Polymetal International plc	670,821	14,577
	Berkeley Group Holdings plc	211,407	14,234
	DS Smith plc	2,384,033	14,005
*	Coca-Cola HBC AG	364,248	13,755
	Antofagasta plc	651,126	13,520
	Howden Joinery Group plc	1,077,566	13,428
	Land Securities Group plc	1,333,570	13,126
	B&M European Value Retail SA	1,668,239	12,817
	IMI plc	503,359	12,315
*	Weir Group plc	511,277	12,312
	British Land Co. plc	1,730,344	12,251
	J Sainsbury plc	3,082,489	12,138
	AVEVA Group plc	221,540	12,088
	Hikma Pharmaceuticals plc	315,021	11,584
*	ITV plc	7,391,614	11,494
	JD Sports Fashion plc	921,393	11,481
	Phoenix Group Holdings plc	1,174,040	11,064
	Schroders plc	210,584	10,694
	Bellway plc	232,253	10,604
	Direct Line Insurance Group plc	2,533,961	10,475
*	Travis Perkins plc	424,807	10,048
[3]	ConvaTec Group plc	2,983,138	9,823
	Derwent London plc	190,107	9,586
*	Meggitt plc	1,458,792	9,507
*	THG plc	1,155,975	9,411
	Pennon Group plc	524,280	9,303
	Evraz plc	1,077,726	9,208
	Tate & Lyle plc	874,174	8,968

		Shares	Market Value ($000)
[3]	Avast plc	1,034,043	8,333
*	Hiscox Ltd.	629,999	7,650
[3]	Quilter plc	3,190,518	7,112
*	Centrica plc	11,046,915	6,971
	HomeServe plc	520,229	6,750
*	International Consolidated Airlines Group SA	2,334,074	5,436
*	easyJet plc	417,692	4,901
	Fresnillo plc	406,956	4,630
	Renishaw plc	64,014	4,554
	Ashmore Group plc	859,401	4,538
*	Dr. Martens plc	751,115	4,526
*,1	TUI AG	948,390	4,453
*	Wickes Group plc	475,322	1,660
*,2	NMC Health plc	140,418	—
			5,050,055
Total Common Stocks (Cost $38,594,223)			52,794,901
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 0.064% (Cost $458,252)	4,582,655	458,266
Total Investments (100.3%) (Cost $39,052,475)			53,253,167
Other Assets and Liabilities—Net (-0.3%)			(165,793)
Net Assets (100%)			53,087,374
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $352,385,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $1,742,648,000, representing 3.3% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $381,659,000 was received for securities on loan, of which $379,079,000 is held in Vanguard Market Liquidity Fund and $2,580,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	September 2021	49	4,745	(16)
MSCI EAFE Index	September 2021	1,523	176,622	(2,760)
MSCI Emerging Markets Index	September 2021	1,445	92,314	(5,879)
S&P ASX 200 Index	September 2021	35	4,688	27
Topix Index	September 2021	25	4,341	(71)
				(8,699)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/15/21	AUD	22,081	USD	17,097	—	(889)
Toronto-Dominion Bank	9/15/21	CAD	4,560	USD	3,750	—	(95)
Bank of America, N.A.	9/15/21	EUR	14,364	USD	17,480	—	(425)
State Street Bank & Trust Co.	9/15/21	JPY	3,800,000	USD	34,225	426	—
Morgan Stanley Capital Services Inc.	9/15/21	USD	3,245	AUD	4,187	172	—
UBS AG	9/15/21	USD	77,531	CHF	69,499	717	—
State Street Bank & Trust Co.	9/15/21	USD	46,757	EUR	39,310	82	—
Bank of Montreal	9/15/21	USD	9,592	EUR	7,892	222	—
Deutsche Bank AG	9/15/21	USD	3,889	GBP	2,756	58	—
Citibank, N.A.	9/15/21	USD	3,636	GBP	2,567	67	—
Royal Bank of Canada	9/15/21	USD	3,471	HKD	26,935	5	—
Bank of America, N.A.	9/15/21	USD	38,099	JPY	4,174,544	33	—
Citibank, N.A.	9/15/21	USD	8,194	KRW	9,136,189	257	—
Goldman Sachs International	9/15/21	USD	4,443	ZAR	60,955	307	—
						2,346	(1,409)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
ZAR—South African rand.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,319,000 and cash of $330,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,432,469	22,223	—	4,454,692
Common Stocks—Other	1,436,005	46,868,376	35,828	48,340,209
Temporary Cash Investments	458,266	—	—	458,266
Total	6,326,740	46,890,599	35,828	53,253,167
Derivative Financial Instruments
Assets
Futures Contracts[1]	27	—	—	27
Forward Currency Contracts	—	2,346	—	2,346
Total	27	2,346	—	2,373
Liabilities
Futures Contracts[1]	8,726	—	—	8,726
Forward Currency Contracts	—	1,409	—	1,409
Total	8,726	1,409	—	10,135
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.